As filed with the Securities and Exchange Commission on January 31, 2006


                                                      Registration No. 333-83951
                                                             File No.  811-09497

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |  |

      Pre-Effective Amendment No. _______                        |  |

      Post-Effective Amendment No.__10__                         | X|


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  |  |

      Amendment No.____12____                                    | X|


                        (Check appropriate box or boxes)

                            DIVIDEND GROWTH TRUST
               (Formerly EASTERN POINT ADVISORS FUNDS TRUST)
                  ------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                          108 Traders Cross, Suite 105
                         Bluffton, South Carolina 29910
            -------------------------------------------------------
              (Address of Principal Executive Offices)(Zip Code)

                                  (866)348-4769
             ----------------------------------------------------
                   (Registrant's Telephone Number, Including Area Code)

                         C. Troy Shaver, Jr., President
                          Dividend Growth Advisors, LLC
                          108 Traders Cross, Suite 105
                         Bluffton, South Carolina 29910
- ------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   COPIES TO:

                              Raymond A. O'Hara III
                        Blazzard, Grodd & Hasenauer, P.C.
                               943 Post Road East
                               Westport, CT 06880


It is proposed that this filing will become effective (check appropriate box)


      |X|  immediately upon filing pursuant to paragraph (b)

      | |  on (date) pursuant to paragraph (b)

      | |  60 days after filing pursuant to paragraph (a)(1)

      | |  on (date) pursuant to paragraph (a)(1)

      | |  75 days after filing pursuant to paragraph (a)(2)

      | |  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:


      | | This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Shares of beneficial interest


                                     PART A

                              DIVIDEND GROWTH TRUST

             (formerly known as EASTERN POINT ADVISORS FUNDS TRUST)

                           Rising Dividend Growth Fund

                                   PROSPECTUS

                                     Class A
                                     Class C

                                February 1, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


                                                            Page No.
                                                     -------------------------

Rising Dividend Growth Fund

Fees and Expenses of the Fund

Management of the Fund

Other Service Providers

Your Account

Choosing a Share Class

Buying Shares

Selling Your Shares

Additional Information on Buying and Selling
Fund Shares

Dividends and Other Distributions

Taxes

Other Investment Strategies and Risks

Financial Highlights

Additional Information                                        Back Cover

Rising Dividend Growth Fund ("Fund")

Fund Investment Objective

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies of the Fund

The Fund attempts to achieve its investment objective by investing in common stocks of domestic and foreign companies that have increased their dividend payments to shareholders for each of the past ten years or more.



Regardless of industry, the Fund invests at least 80% of its assets in common stocks of dividend-paying domestic and foreign companies whose market capitalization is at least $500 million and that have increased their dividend payments to stockholders for each of the past ten years or more. The Fund normally concentrates its investments in a group of 25-50 of such common stocks. The Fund is a growth and income fund with a long-term investment philosophy of investing solely in companies that have increased their common stock dividends for each of the past ten years or more. Once a company's stock is owned by the Fund, if the company does not increase its common stock dividend from one year to the next, the stock will be sold.

Stocks are selected for the Fund by seeking companies with strong earnings growth potential that have increased their common stock dividends at least each year for the past ten years. Special emphasis will be placed on those companies that the Fund believes demonstrate:

o Consistently increasing dividends for each of the past ten years or more.

o Financial stability

o    Strong earnings growth potential

o    Strong market position with solid pricing power

o    Effective management leadership

o    Prominent brand recognition

o    Strong patent position

Current income created by rising common stock dividends is an important consideration in selecting the Fund's investments. The Fund may also invest in real estate investment trusts ("REITs") and other investments consistent with its rising dividend philosophy.

The Fund may also invest in master limited partnerships ("MLPs"). Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. short-term money market instruments as a temporary defensive measure. These instruments include:

o    Cash and cash equivalents

o    U.S. government securities

o    Certificates of deposit or other obligations of U.S. banks

o    Corporate debt obligations with remaining maturities of 12 months or less

o    Commercial paper

o    Demand and time deposits

o    Repurchase agreements

o    Bankers' acceptances

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks

Any of the following situations could cause the Fund to lose money or underperform in comparison to its peer group:

Stock Market Risks: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value and you could lose money.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares and you could lose money. The Fund intends, however, to continue to meet certain tax diversification requirements.

Foreign Securities: Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Securities of Smaller Companies: The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. Additionally, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional stock exchanges and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Real Estate Investment Trusts (REITs): Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Mortgage REITs will be subject to credit risk, interest rate risk and prepayment risk with respect to the loans made. Credit risk is the risk that the borrower will not be able to make interest and principal payments on the loan when they are due. Interest rate risk is the risk that a change in the prevailing interest rate will cause the value of the loan to fall. Prepayment risk is the risk that the mortgages underlying mortgage REITs may be paid off early, which makes it difficult to determine their actual maturity and, therefore, to calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower rates.

Master Limited Partnerships: Master limited partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of master limited partnerships could enhance or harm the overall performance of the Fund.

Management: Fund management's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

Suitability

The Fund may be appropriate for investors who seek capital appreciation with some current income and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking significant current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

Past Fund Performance

The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year compare with those of a broad measure of market performance (e.g., Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")).

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.

Yearly Total Return

2005      -2.21%


Best Quarter           2.81% in the 2nd quarter of 2005

Worst Quarter         -5.73% in the 1st quarter of 2005

The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index. The figures assume reinvestment of all dividends and other distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses. Returns are presented for Class A Shares only. Class C commenced operations on April 14, 2005 and, since it has been operational for less than one calendar year, no performance information is shown for Class C Shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                PERFORMANCE TABLE
         (Average annual total returns for the periods ended December 31, 2005)


                                                                                            Since
                                                                             1 Year       Inception*
                                                                       --------------  ------------------

Class A Before Taxes                                                           -8.74%            2.87%

Class A After Taxes on Distributions                                           -8.74%            2.46%

Class A After Taxes on Distributions and Sale of Fund Shares                   -5.09%            1.78%

S & P 500 Index (reflects no deduction for fees, expenses or taxes)             4.92%            9.66%

-----------------------------------------------

*Inception date - Class A commenced operations on March 18, 2004.


Fees and Expenses of the Fund

This table describes the fees and expenses that you could expect to pay if you buy and hold shares of the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.



                                                                                              Class A Shares     Class C Shares
                                                                                              --------------     --------------
Shareholder Fees:
   (fees paid directly from your investment)

Maximum Sales Charge (Load)                                                                       6.75%              None

   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           5.75%              None

   Maximum Contingent Deferred Sales Charge (as a percentage of the lesser of original
       purchase price or redemption proceeds)(1)                                                  1.00%              None

Redemption Fee (as a percentage of amount redeemed)(2)                                           None                1.00%

Annual Fund Operating Expenses:
   (expenses deducted from Fund assets)

Management Fees                                                                                   0.75%              0.75%

Distribution and Service (12b-1) fees(3)                                                          0.40%              1.00%

Other Expenses(4)                                                                                 1.89%              1.84%
                                                                                             ---------           --------

Total Annual Fund Operating Expenses(5)                                                           3.04%              3.59%

Expenses Waived and/or Reimbursed                                                                 1.39%              1.34%

Total Net Annual Fund Expenses                                                                    1.65%              2.25%

-----------------------------------------------



(1) The 1.00% contingent deferred sales charge applies only to purchases of $1 million or more either as a lump sum or through our cumulative quantity discount or letter of intent programs which are subsequently sold within 12 months of acquisition. These fees are not applied to shares acquired through reinvestment of dividends or capital gains. The contingent deferred sales charge may be waived for certain redemptions and distributions.

(2) The 1.00% redemption fee for Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

(3) Class A Shares: Includes an annual distribution fee of 0.25% and an annual service fee of .15% of the Class A Share's average daily net assets. Class C Shares: An annual distribution fee of 0.75% and an annual service fee of 0.25% of the Class C shares' average daily net assets.

(4) Dividend Growth Advisors, LLC ("Advisor" or "DGA") has undertaken to voluntarily waive fees and/or reimburse expenses so that net Total Annual Fund Expenses do not exceed 1.65% for Class A shares and 2.25% for Class C shares. This voluntary action by the Advisor may be discontinued at any time on 60 days' notice.

     The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Reimbursement Agreement which is described further under "Management Fees" in the Prospectus.

(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that:

o    you invest $10,000 in the Fund for the time periods indicated;

o    you redeem all of your shares at the end of each time period;

o    your investment has a 5% return each year;

o    all distributions are reinvested; and

o    the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:



                                        1 year        3 years        5 years     10 years
                                      ----------    -----------     ----------   ----------

Class A                              $  733           $1,337          $1,965      $3,645
Class C                              $  328           $1,076          $1,846      $3,866

You would pay the following expenses if you did not redeem your shares:



                                        1 year        3 years        5 years     10 years
                                      ----------    -----------     ----------   ----------

Class A                              $ 633           $1,337          $1,965      $3,645
Class C                              $ 228           $1,076          $1,846      $3,866

Management of the Fund

The Advisor's offices are located at 108 Traders Cross, Suite 105, Bluffton, SC 29910. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund and DGA was the sub-advisor to the Fund. Effective October 19, 2005, the Sub-Advisory Agreement between EPA and DGA was terminated.

The Advisor, a South Carolina limited liability company, is a registered investment adviser founded in 2003. In addition to acting as the investment adviser to the Fund and to the Capital Appreciation Fund, the Advisor also manages individual private accounts. As of December 31, 2005, the Advisor had approximately $231 million under management.

At a Special Meeting of Shareholders held on October 18, 2005, shareholders of the Fund approved a multi-manager structure for the Fund. The multi-manager arrangement permits the Trust and DGA to enter into, and materially amend sub-advisory agreements with any sub-adviser that may be retained in the future to manage the Fund without obtaining shareholder approval. In each instance, the Board of Trustees of the Trust would need to have concluded that any sub-advisory arrangements were in the best interests of the Fund's shareholders and to have approved any related sub-advisory agreement. In addition, before a multi-manager arrangement could go into effect for the Fund, the Trust would have to have obtained the necessary exemptive relief in the form of an order from the Securities and Exchange Commission ("SEC"), or, alternatively, a proposed SEC rule on the subject would had to have been adopted. The Trust has not yet applied to the SEC for a multi-manager exemptive order. If the Trust does apply to the SEC for an order, there is no assurance that such an order will be granted.


Portfolio Management

Thomas Cameron and Jere Estes serve as co-portfolio managers for the Fund. Mr. Cameron has been a portfolio manager of the Fund since the Fund's inception. Mr. Estes became a co-portfolio manager of the Fund on May 1, 2004, having served as a portfolio consultant to the Fund, prior thereto. Mr. Cameron has served as the chief investment officer of DGA since 2003 and is a director and founding member of DGA. Mr. Cameron has been managing portfolios using a rising dividend philosophy since 1979. From 1978 to 2000, Mr. Cameron served as vice president at Interstate Johnson Lane Brokerage in Charlotte, NC. Mr. Cameron served as a director of the Sovereign Investors Fund from 1979 until 1997 which utilized the rising dividend philosophy. Mr. Cameron is also founder of Cameron and Associates, a firm providing investment services to individuals, corporations, and institutional investors since July, 2000. From June, 2000 until March, 2004, Mr. Cameron was a registered representative of ProEquities, Inc. Mr. Estes served as a consultant to DGA from 2003 until May of 2004. Since June of 2004, Mr. Estes has served as a Managing Director of DGA. From 1992 to 1999, Mr. Estes served as Vice President/Director of Research and Senior Portfolio Manager at Sovereign Asset Management in Bryn Mawr, PA. From June of 1999 until May of 2004, Mr. Estes served as Senior Vice President and Chief Investment Officer at Bryn Mawr Trust Company in Bryn Mawr, PA. Mr. Estes was also a registered representative of Investors Capital Corporation from June of 2004 until December of 2004.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of shares of the Funds, if any.

Management Fees

Under the Advisory Agreement, the monthly compensation paid to the Advisor is accrued daily at an annual rate equal to 0.75% of the average daily net assets of the Fund.


The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total annual operating expenses of the Fund do not exceed 1.65% for Class A shares and 2.25% for Class C shares. The Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits. The waived fees relating to operating expenses subject to recovery, at September 30, 2005, were as follows:

Amount                         To be repaid by September 30,
------                         -----------------------------

$ 38,057                                2007
 411,979                                2008


A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement of the Fund is available in the Fund's annual report to shareholders for the year ended September 30, 2005.



Other Service Providers

Distributor

Unified Financial Securities,  Inc. is the Distributor of the shares of Dividend
Growth  Trust  ("Trust").   Prior  to  December  1,  2004,   Investors   Capital
Corporation, an affiliate of the previous advisor, was the Distributor.

Administrator, Fund Accounting Services Agent, Dividend Paying Agent and Transfer Agent

Unified Fund Services, Inc. is the Fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust. Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. was the Fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent, and Fund Services, Inc. was the transfer agent of the Trust.

Custodian

Huntington National Bank is the custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. was the custodian of the Trust.

Your Account

Investing in the Fund

The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing A Share Class

Class A Shares

Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price.


                                                          Sales charge as %                     Sales charge as %
Amount invested                                           of offering price                   of net amount invested
-------------------                                   --------------------------                    in the Fund
                                                                                      -------------------------------------
less than $50,000                                                       5.75%                               6.10%

$50,000 but less than $100,000                                          4.75%                               4.99%

$100,000 but less than $500,000                                         3.75%                               3.90%

$500,000 but less than $1,000,000                                       2.75%                               2.83%

$1,000,000 or more                                                      0.00%                                N/A

Although purchases of $1,000,000 or more will not be subject to an up-front sales charge, a 1.00% contingent deferred sales charge will be assessed when such shares are sold within twelve months of their acquisition. (See "Contingent Deferred Sales Charges" on page 15 of this Prospectus).

Under certain circumstances, the sales charge for Class A shares may be waived. Please see below as well as the Statement of Additional Information.

Class A shares are subject to an annual 12b-1 fee of 0.40%, of which 0.25% are annual distribution fees and 0.15% are annual service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

Ways to Reduce Sales Charges

Investors can reduce or eliminate sales charges on Class A shares under certain conditions:

Combined Purchases

Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

Employees and Clients of Certain Entities

Shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor or the Sub-Advisor, and/or any of their affiliated companies and immediate family members of any of these people. Shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor or Sub-Advisor.

Letter of Intent

This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Combination Privilege

You can use the combined total value of Class A shares of the Fund you own for the purpose of calculating the sales charge.

Please Note:

You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver of sales charges.

Class C Shares

Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund.

- Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.75% are annual distribution fees and 0.25% are service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

- Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class A Shares 12b-1 plan and a Class C Shares 12b-1 plan that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares

You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $5,000 (or $1,000 for individual retirement accounts ("IRAs")) or more. Additional investments may be made for as little as $250. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

Purchase Price/Determination of NAV

The price of the Fund's shares is based on the net asset value (the "NAV") plus any applicable front-end sales charge for Class A shares (the "Offering Price"). The Fund calculates the NAV by adding the total market value of the investments and other assets, subtracting any liabilities and then dividing that figure by the total number of shares outstanding (assets - liabilities/number of shares outstanding = NAV).

The Fund's investments are valued based on market value. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable. When the Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund's net asset value calculation. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Advisor, operating under procedures approved by the Board of Trustees of the Trust, instead of being determined by market prices. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange (the "NYSE"), which is normally 4 p.m. Eastern Time. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.

To Buy Shares



                      Initial Investment                             Subsequent Investments
----------------------------------------------------------  --------------------------------------------------------------
By Mail
o  Complete and sign the account application.                  o Make your check payable to the
                                                                 Rising Dividend Growth Fund.
o Make your check payable to the Rising Dividend
  Growth Fund
                                                               o Fill out an investment slip from an account statement,
o Mail the application and your check to:                        include your name and account number.

                                                                        Mail to:
  Dividend Growth Trust                                         Dividend Growth Trust
  P.O. Box 6110                                                 P.O. Box 6110
  Indianapolis, IN 46206                                        Indianapolis, IN 46206

o Minimum initial investment is $5,000 for non-qualified      o Minimum subsequent investment for all accounts is $250.
  accounts; $1,000 minimum for IRAs.

By Wire
o Call the transfer agent at (888) 826-2520 to                o Call the transfer agent at (888) 826-2520 to arrange for a
  arrange for a wire purchase. For same day purchase,           wire purchase. For same day purchase, the wire must be
  the wire must be received by 4:00 p.m. Eastern Time.          received by 4:00 p.m. Eastern Time.

o Wire federal funds to:                                      o Wire federal funds to:
  Huntington Bank                                               Huntington Bank
  ABA # 044000024                                               ABA # 044000024
  Account #01892281162                                          Account #01892281162
  For Further Credit                                            For Further Credit
  (Your Name, Fund, Account #)                                  (Your Name, Fund, Account #)
  FBO:                                                          FBO:
  (Insert your name and account number.)                        (Insert your name and account number.)

o Mail completed account application to the address above.    o Note: Your bank may charge a wire fee.

o Note: Your bank may charge a wire fee.

By Automatic Investment Plan
                                                              o Call (888) 826-2520 to request the form.
o You must open a regular Fund account with $5,000
  minimum prior to participating in this plan.                o Complete and return the form and any other required
                                                                materials.

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders unless you decline telephone privileges on your account application. You may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Important Information About Procedures For Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Retirement Accounts

Shares of the Fund are available for purchase through IRAs and other retirement plans. These tax-deferred plans allow you to shelter your net investment income and net capital gains from current income taxes. Accounts established under such plans must have all dividends reinvested in the Fund. You should consult your tax advisor before purchasing shares for a retirement plan. For more information about these plans or for an IRA application, please call (888) 826-2520.

Selling Your Shares

You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees and contingent deferred sales charges, if applicable).

Selling Recently Purchased Shares

The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to eight business days to allow the purchase check to clear. If the purchase check has cleared, the eight business day period will not apply.


Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a New Technology medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

To Sell Shares:


By Mail
o Submit a written request for redemption with:            o Mail your request to:
  o The Fund's name;                                         Dividend Growth Trust
  o Your Fund account number;                                P.O. Box 6110
  o The dollar amount or number of shares or percentage of   Indianapolis, IN 46206
    the account to be redeemed; and                        o A check will be mailed to the name and
                                                             address in which the account
                                                             is registered.

o Signatures of all persons required to sign for transactions, exactly as the shares are registered.

By Wire
o This option must be elected either in the initial        o Wire redemption requests must be received before 10:00 a.m.
  application or subsequently in writing with a signature    Eastern Time for money to be wired the same business day.
  guarantee.                                               o There is a $15.00 charge for redemptions under $10,000 made
o Call the transfer agent at (888) 826-2520 with your        by wire.
  request.

By Telephone
o The Fund may accept telephone redemptions unless you     o The Fund will use reasonable procedures to
  decline telephone privileges on your                       confirm that the request is genuine.
  account application.

o Call the transfer agent at (888) 826-2520 with your      o Written confirmation will be provided.
  request.

By Systematic Withdrawal Plan
o Complete the appropriate section on the Account
  Application or call (888) 826-2520 to request a form     o Withdrawals can be monthly, quarterly, semi-annually or annually.
  to add the plan.                                           The minimum amount is $100. Redemption fees will not be charged
o To participate, you must own or purchase shares with       under this plan.
  a value of at least $10,000.

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

Under certain circumstances, the Fund may effect redemptions in-kind as described in more detail in the SAI.

Additional Information on Buying and Selling Fund Shares

General Policies

The Fund reserves the right to:

o    Change the minimum investment amounts;

o Cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear; and

o Reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.

Market Timing Policies and Procedures

Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Fund shares include:

         o  Dilution in the value of Fund shares held by long-term investors

         o  Interference with efficient management of the Fund's portfolio

         o  Increased brokerage and administrative costs

         o To the extent the Fund invests in foreign securities, the risk that the Fund is more susceptible to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets.

The Board of Trustees of the Trust has adopted a policy designed to discourage frequent purchases and redemptions by shareholders. In furtherance of this policy, the Board of Trustees has adopted the following procedures:

         o The Fund limits a shareholder's purchases or exchanges for sixty (60) calendar days after the shareholder has redeemed or exchanged out of the Fund.

         o Transactions involving more than $1 million or ten percent (10%) of total Fund assets will be reviewed prior to execution to determine whether the activity will be harmful to other shareholders in the Fund.

If it is determined that a shareholder has exceeded the limits above, the Fund reserves the right to impose the following restrictions:

         o Imposition of a redemption fee or modification of any applicable existing redemption fee on redemptions;

         o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

         o Suspension or termination of a shareholder's right to purchase or exchange shares of the Fund;

         o Shareholders who exceed, or are suspected of exceeding, the restrictions listed above may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases of Fund shares to determine that such activity is not harmful to a Fund.

Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above will be imposed.

The Fund, through its service providers, including the Advisor, applies these policies with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Exceptions to Restrictions on Frequent Purchase and Redemption Policy and
Procedures:

Notwithstanding the policy and procedures set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

         o  Systematic Withdrawal Plan
         o  National emergency
         o  Market volatility
         o Accounts held by certain retirement plans (such as 401(k) plans) which allow for frequent purchases and redemptions.

Timing of Purchase or Sale

Requests All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the Prospectus broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fees

To discourage short-term trading, purchases of Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gain distribution, or involuntarily redeemed shares.

Contingent Deferred Sales Charges

Purchases of Class A shares of $1 million or more either as a lump sum or through our cumulative quantity discount or letter of intent programs that are subsequently sold within 12 months of acquisition are subject to a 1.00% contingent deferred sales charge. Contingent deferred sales charges are not imposed on shares acquired through the reinvestment of dividends or capital gain distribution, or involuntarily redeemed shares. The contingent deferred sales charge may be waived for certain redemptions and distributions.

Minimum Balances

The Fund may redeem your remaining shares at NAV if the balance of your account falls below $5,000 (or $1,000 for IRAs) due to redemptions. The Fund will notify you if your balance has fallen below these amounts, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders

The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (888) 826-2520.

Dividends and Other Distributions

Dividends from net investment income, if any, are declared and paid quarterly. The Fund intends to distribute annually any net capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. Net capital gains represent the amount the Fund realizes from the sale of securities at a gain (i.e., for an amount exceeding its cost therefor) over the losses it realizes from the sales of securities.

Reinvestment Option: Dividend and capital gain distributions will be automatically reinvested in additional shares of the distributing class of the Fund unless you elect to receive them by check on the account application. You may change your distribution option at any time by requesting a change in writing. You must have your distributions reinvested if you participate in the Systematic Withdrawal Plan or any retirement plans. Distributions are reinvested on the ex-distribution date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.

Taxes

It is important that you consider the tax consequences of investing in the Fund. Generally any time you redeem or exchange shares of the Fund, it will be considered a taxable event. The amount of the gain or loss will depend on the purchase and redemption prices of your shares. Any long-term or short-term capital gains realized from redemption or exchange of your shares will be subject to federal income tax. If you are an individual and held your Fund shares for more than one year at the time of your redemption or exchange thereof, that tax will be imposed at a maximum rate of 15%.

In general, dividends and other distributions you receive from the Fund are taxable for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable to you as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic corporations, excluding REITs, and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) and designated by it as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the 15% maximum rate for net capital gain mentioned above. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions to you of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gains, at the 15% rate, regardless of how long you have held your Fund shares. Every year you will be sent information showing the amount and status of dividends and other distributions you received from the Fund during the prior year.

If you purchase shares of the Fund just prior to a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. The dividend distributed to you would be included in your taxable income, even though you may not have participated in the increase in the NAV of the Fund. You should consider the potential tax consequences of purchasing shares of the Fund close to the end of the year.

The foreign, state and local income tax consequences of investing in the Fund may differ materially from the federal income tax consequences described above. In addition, this discussion is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts
(IRAs), and Roth IRAs. This discussion is not a complete analysis of the federal tax implications of investing in the Fund. Additional tax information is available in the Statement of Additional Information under "Taxes." You should consult your tax advisor before investing.

Backup Withholding: The Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who otherwise is subject to backup withholding. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Other Investment Strategies and Risks

The Fund's main investment strategies are set out in the front of the Prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this Prospectus, but which are described in detail in the Fund's Statement of Additional Information (the "SAI"). You may obtain a copy of the SAI without charge by calling (888) 826-2520.

Portfolio Holdings

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and other distributions. Briggs, Bunting & Dougherty, LLP, has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The table below sets forth financial data for a share outstanding throughout the periods.




Rising Dividend Growth Fund - Class A
Financial Highlights
For a share outstanding during each period

                                                                                          Year ended                 Period ended
                                                                                          September 30,              September 30,
                                                                                          ------------------------------------------
                                                                                                   2005                    2004(a)
                                                                                          ------------------------------------------


Selected Per Share Data

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . . .  . . .    $10.35                   $10.00
                                                                                           ----------------         ---------------
Income from investment operations:

   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . .      0.01                    0.04

   Net realized and unrealized gain . . . . . . . . . . .  . . . . . . . . . . .  . . .      0.65                    0.35
                                                                                         ----------------         ----------------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . . .  . . .      0.66                    0.39
                                                                                         ----------------         ----------------
Less Distributions to shareholders:

   From net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .. . .      (0.01)                  (0.04)

   From net realized gain. . . . . . . . . . . . . . . . . . . . . . . . . . . .  . . .     (0.01)                   --(b)

   From tax return of capital. . . . . . . . . . . . . . . . . . . . . . . . . .  . . .     (0.13)                   --
                                                                                         ----------------         ----------------
Total distributions                                                                         (0.15)                  (0.04)
                                                                                         ----------------         ----------------
Net asset value, end of period                                                              $10.86                  $10.35
                                                                                         ----------------         ----------------
Total Return(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .      6.36%                  3.92%(d)


Ratios/Supplemental Data

Net assets, end of period (000).  . . . . . . . . . . . . . . . . . . . . . . . .. . .    $  38,167               $   19,721

Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . . .. . .       1.65%                   1.65%(e)

Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries. . . . . . . . . . . . . . . . . . .. . .       3.04%                   2.30%(e)

Ratio of net investment income to
   average net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . .        0.12%                   1.19%(e)

Ratio of net investment income (loss)
   to average net assets before waiver,
   reimbursement & recoveries. . . . . . . . . . . . . . . . . . . . . . . . . .  . .       (1.27)%                  0.54%(e)

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .      48.91%                   36.29%

--------------------------------------

(a) March 18, 2004 (Commencement of operations) through September 30, 2004.

(b) Less than $0.01 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Return shown excludes effect of sales load.

(d) Not annualized.

(e) Annualized.


              See accompanying notes which are an integral part of the financial statements.


Rising Dividend Growth Fund - Class C
Financial Highlights
For a share outstanding during the period

                                                                                                     Period ended
                                                                                                   September 30, 2005 (a)
                                                                                        -----------------------------------------


Selected Per Share Data

Net asset value, beginning of period . . . . . . . . . . . . . . . . . . . . .  . . .                   $10.51
                                                                                        ----------------------------------------
Income from investment operations:

   Net investment income (loss). . . . . . . . . . . . . . . . . . . . . . . .  . . .                    --(b)

   Net realized and unrealized gain . . . . . . . . . . .  . . . . . . . . . .  . . .                     0.38
                                                                                        ----------------------------------------
Total from investment operations . . . . . . . . . . . . . . . . . . . . . . .  . . .                     0.38
                                                                                        ----------------------------------------
Less Distributions to shareholders:

   From net investment income . . . . . . . . . . . . . . . . . . . . . . . . .. . .                      --(b)

   From net realized gain. . . . . . . . . . . . . . . . . . . . . . . . . . .  . . .                     ---

   From tax return of capital. . . . . . . . . . . . . . . . . . . . . . . . .  . . .                   (0.02)
                                                                                        ----------------------------------------
Total distributions                                                                                     (0.02)
                                                                                        ----------------------------------------
Net asset value, end of period                                                                          $10.87
                                                                                        ----------------------------------------
Total Return(c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . .                   3.57%(d)


Ratios/Supplemental Data

Net assets, end of period (000).  . . . . . . . . . . . . . . . . . . . . . . .. . .                    $880

Ratio of expenses to average net assets . . . . . . . . . . . . . . . . . . . .. . .                     2.75%(e)

Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries. . . . . . . . . . . . . . . . . .. . .                     3.59%(e)

Ratio of net investment income (loss) to
   average net assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  . .                     (1.02)%(e)

Ratio of net investment income (loss)
   to average net assets before waiver,
   reimbursement & recoveries. . . . . . . . . . . . . . . . . . . . . . . . .  . .                     (1.86)%(e)

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . .                     48.91%

--------------------------------------

(a) April 14, 2005 (Commencement of Operations) through September 30, 2005.

(b) Less than $0.01 per share.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Return shown excludes effect of sales load.

(d) Not annualized.

(e) Annualized.


              See accompanying notes which are an integral part of the financial statements.




Additional Information

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (the "SAI")

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the SAI, Annual and Semi-Annual Reports and request other information and ask questions about the Fund by contacting:

      Unified Fund Services, Inc.
      431 N. Pennsylvania Street
      Indianapolis, IN 46204
      Telephone: (888) 826-2520


The SAI, Annual and Semi-Annual Reports are not available on a Fund Internet Website in that the Fund does not have a Website.


Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders which are available without charge upon request. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Fund's SEC File No. is 811-09497



                               DIVIDEND GROWTH TRUST
              (Formerly known as EASTERN POINT ADVISORS FUNDS TRUST)

                            Capital Appreciation Fund
             (formerly known as Eastern Point Advisors Twenty Fund)

                                   PROSPECTUS

                                     Class A
                                     Class C


                                February 1, 2006


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


                                                                                                              Page No.
                                                                                                     ----------------------
Capital Appreciation Fund


Fees and Expenses of the Fund


Management of the Fund


Other Service Providers


Your Account


Choosing a Share Class

Buying Shares


Selling Your Shares


Additional Information on Buying and Selling Fund Shares


Dividends and Other Distributions


Taxes


Other Investment Strategies and Risks


Financial Highlights


Additional Information
                                                                                                       Back Cover

Capital Appreciation Fund ("Fund")
(formerly known as Eastern Point Advisors Twenty Fund)

Fund Investment Objective

The Fund seeks long-term growth of capital.

Principal Investment Strategies of the Fund

The Fund will invest primarily in common stocks selected for their growth potential. The Fund will invest in common stocks of companies of any size, which may include smaller emerging companies. Under normal conditions, the Fund will invest at least 80% of its assets in a select group of 20-30 common stocks, regardless of industry or sector, focusing on each individual company's growth potential.

Dividend Growth Advisors, LLC ("Advisor" or "DGA") selects stocks by looking for companies with strong earnings growth potential that has not been recognized in the overall market. Special emphasis will be placed on mid cap and large cap companies that the Advisor believes demonstrate:

o    Financial stability

o    Strong earnings growth potential

o    Dominant or strong market position

o    Outstanding leadership

The Fund intends to pursue an investment strategy that may result in a high turnover of positions. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%. Market conditions may dictate investments for this Fund's portfolio and may result in short-term holdings. High portfolio turnover may result in greater brokerage commissions and acceleration of capital gains which are taxable when distributed to shareholders. Greater brokerage commissions and taxes on gains may adversely affect the Fund's performance.

The Fund also invests in technology-related companies. These may include the securities of companies substantially engaged in offering, using, or developing products, processes, or services that provide, or that benefit significantly from, technological advances or that are expected to do so. Technology-related businesses include, among others: computer products, software, and electronic components; computer services; telecommunications; networking; Internet; and biotechnology, pharmaceuticals or medical technology.

Temporary Investments

To respond to adverse market, economic, political or other conditions, the Fund may invest up to 100% of its assets in U.S. and foreign short-term money market instruments as a temporary defensive measure. Some of these short-term money market instruments include:

     o    Cash and cash equivalents

     o    U.S. Government securities

     o    Certificates of deposit or other obligations of U.S. banks

     o Corporate debt obligations with remaining maturities of 12 months or less

     o    Commercial paper

     o    Demand and time deposits

     o    Repurchase agreements

     o    Bankers' acceptances

To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:


Stock Market Risks: Movements in the stock market may affect the Fund's share prices on a daily basis. The overall market and the specific securities held by the Fund may decline in value and you could lose money.

Stock Selection Risks: The stocks in the Fund's portfolio may decline in value or not increase in value when the stock market in general is increasing or decreasing in value.

Small or New Companies: The Fund may invest in the securities of small or newly public companies that may be subject to greater price fluctuations and significant losses due to unseasoned management, increased competition or entrance into new markets. Shares of a small company may pose greater risks than shares of a large company because of narrow product lines, limited financial resources, less depth of management or a limited trading market for its stock.

Technology-Related Companies: The products or services offered by issuers of technology securities quickly may become obsolete in the face of technological developments. The economic outlook of such companies may fluctuate dramatically due to changes in regulatory or competitive environments. In addition, technology companies often progress at an accelerated rate, and these companies may be subject to short product cycles and aggressive pricing which may increase their volatility. Competitive pressures in the technology-related industries also may have a significant effect on the performance of technology securities.

The issuers of technology securities also may be smaller or newer companies, which may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be subject to intense competition from larger or more established companies.

Non-Diversification: The Fund is non-diversified and may invest a greater portion of its assets in the securities of a single issuer than a diversified fund. As a result, the Fund may be more sensitive to economic, business, political or other changes affecting the prices of such issuers' securities, which may result in greater fluctuation in the value of the Fund's shares. The Fund intends, however, to continue to meet certain tax diversification requirements.

Management: The Advisor's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.


Suitability

The Fund may be appropriate for investors who seek capital appreciation and who are able to accept short-term fluctuations in return for the potential for greater long-term growth. Investors who are seeking current income or who have a conservative or short-term investment approach may wish to consider alternative investments.

Past Fund Performance

The bar chart and performance table below illustrate the risks of investing in the Fund. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance (e.g., Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index")).

The bar chart shows changes in the Fund's performance from year to year, with respect to Class A Shares. Sales loads and account fees are not reflected in the bar chart; if they were, returns would be less than shown.

Yearly Total Return

2000      (11.27)%

2001       (7.34)%

2002      (16.49)%

2003       26.86%

2004        7.47%

2005       (5.13)%

Best Quarter          23.16% in the 1st quarter of 2000

Worst Quarter        -23.19% in the 4th quarter of 2000

The table shows how the Fund's average annual returns compare with those of its benchmark, the S&P 500 Index. The figures assume reinvestment of all dividends and other distributions. The performance calculations reflect the deduction of the maximum sales charges and annual fund operating expenses. After-tax returns are presented for Class A Shares only. After-tax returns for Class C Shares will be different. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



                                PERFORMANCE TABLE
         (Average annual total returns for the periods ended December 31, 2005)




                                                                                                              Since
                                                                             1 Year        5 Years          Inception*
                                                                       --------------  ------------------ -----------------

Class A Before Taxes                                                          -11.50%        -1.16%             1.79%

Class A After Taxes on Distributions                                          -11.50%        -1.16%             1.58%

Class A After Taxes on Distributions and Sale of Fund Shares                   -6.90%        -0.69%             1.09%

S & P 500 Index (reflects no deduction for fees, expenses or taxes)             4.92%         0.54%             1.41%

Class C Before Taxes                                                           -6.69%        -0.68%             1.11%

S & P 500 Index (reflects no deduction for fees, expenses or taxes)             4.92%         0.54%             0.14%

-----------------------------------------------

*Inception date - Class A commenced operations on October 19, 1999


Fees and Expenses of the Fund

This table describes the fees and expenses that you could expect to pay if you buy and hold shares of the Fund. Shareholder Fees are one-time expenses paid directly from your investment. Annual Fund Operating Expenses come out of Fund assets and are reflected in the Fund's total return.



                                                                                  Class A Shares          Class C Shares
                                                                              --------------------      ----------------------
Shareholder Fees:
   (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1)                                               5.75%                   None

Redemption Fee
   (as a percentage of amount redeemed)(2)                                              1.00%                  1.00%

Annual Fund Operating Expenses:
   (expenses deducted from Fund assets)

Management Fees                                                                         0.75%                  0.75%

Distribution and Service (12b-1) Fees(3)                                                0.25%                  1.00%

Other Expenses                                                                          4.44%                  4.44%

                                                                              ----------------------   ---------------------

Total Annual Fund Expenses                                                              5.44%                  6.19%

Expenses Waived and/or Reimbursed                                                       3.79%                  3.79%

Total Net Annual Fund Expenses(4)(5)                                                    1.65%                  2.40%

-----------------------------------------------

(1) The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price. See "Your Account" elsewhere in this Prospectus.

(2) The 1.00% redemption fee for Class A and Class C Shares applies only to redemptions within 12 months of acquisition. The fee is not applied to shares acquired through reinvestment of dividends or capital gains.

(3) Includes an annual distribution fee of 0.25% of the Class A Share's average daily net assets, and an annual distribution fee of 0.75% and an annual service fee of 0.25 % of the Class C Share's average daily net assets.

(4) Dividend Growth Advisors, LLC ("Advisor" or "DGA") has undertaken to voluntarily waive fees and/or reimburse expenses so that Total Annual Fund Expenses do not exceed 1.65% for Class A shares and 2.40% for Class C shares. This voluntary action by the Advisor may be discontinued at any time on 60 days' notice.

    The Advisor is entitled to reimbursement of fees waived or remitted to the Fund under the terms of an Expense Limitation Agreement which is described further under "Management Fees" in the prospectus.

(5) The Fund imposes a $15.00 charge for Fund redemptions under $10,000 made by wire.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

     o    you invest $10,000 in the Fund for the time periods indicated;

     o    you redeem all of your shares at the end of each time period;

     o    your investment has a 5% return each year;

     o    all distributions are reinvested; and

     o    the Fund's operating expenses remain the same.

This example is for comparison only. Actual returns and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:



                                                1 year       3 years           5 years         10 years
                                            ------------   -------------      ------------   --------------

Class A                                     $ 833         $1,788               $2,834         $5,409

Class C                                     $ 343         $1,498               $2,724         $5,662

You would pay the following expenses if you did not redeem your shares:



                                               1 year       3 years           5 years         10 years
                                            ------------   -------------      -----------    --------------

Class A                                     $ 733         $1,788               $2,834         $5,409

Class C                                     $ 243         $1,498               $2,724         $5,662


Management of the Fund

The Advisor's offices are located at 108 Traders Cross, Suite 105, Bluffton, SC 29910. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund.


The Advisor, a South Carolina limited liability company, is a registered investment adviser founded in 2003. In addition to acting as the investment adviser to the Fund and to the Rising Dividend Growth Fund, the Advisor also manages individual private accounts. As of December 31, 2005, the Advisor had approximately $231 million under management.


At a Special Meeting of Shareholders held on October 18, 2005, shareholders of the Fund approved a multi-manager structure for the Fund. The multi-manager arrangement permits the Trust and DGA to enter into, and materially amend sub-advisory agreements with any sub-adviser that may be retained in the future to manage the Fund without obtaining shareholder approval. In each instance, the Board of Trustees of the Trust would need to have concluded that any sub-advisory arrangements were in the best interests of the Fund's shareholders and to have approved any related sub-advisory agreement. In addition, before a multi-manager arrangement could go into effect for the Fund, the Trust would have to have obtained the necessary exemptive relief in the form of an order from the Securities and Exchange Commission ("SEC"), or, alternatively, a proposed SEC rule on the subject would had to have been adopted. The Trust has not yet applied to the SEC for a multi-manager exemptive order. If the Trust does apply to the SEC for an order, there is no assurance that such an order will be granted.



Portfolio Management

Thomas Cameron and Jere Estes have served as co-portfolio managers for the Fund since October 19, 2005. Mr. Cameron has served as the chief investment officer of DGA since 2003 and is a director and founding member of DGA.
Mr. Cameron has been managing portfolios since 1979. From 1978 to 2000, Mr. Cameron served as vice president at Interstate Johnson Lane Brokerage in Charlotte, NC. Mr. Cameron served as a director of the Sovereign Investors Fund from 1979 until 1997. Mr. Cameron is also founder of Cameron and Associates, a firm providing investment services to individuals, corporations, and institutional investors since July, 2000. From June, 2000 until March, 2004, Mr. Cameron was a registered representative of ProEquities, Inc. Mr. Estes served as a consultant to DGA from 2003 until May of 2004. Since June of 2004, Mr. Estes has served as a Managing Director of DGA. From 1992 to 1999, Mr. Estes served as Vice President/Director of Research and Senior Portfolio Manager at Sovereign Asset Management in Bryn Mawr, PA. From June of 1999 until May of 2004,
Mr. Estes served as Senior Vice President and Chief Investment Officer at Bryn Mawr Trust Company in Bryn Mawr, PA. Mr. Estes was also a registered representative of Investors Capital Corporation from June of 2004 until December of 2004.

The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of shares of the Funds, if any.




Management Fees

Under the Advisory Agreement, the monthly compensation paid to the Advisor is accrued daily at an annual rate equal to 0.75% of the average daily net assets of the Fund.


The Advisor has voluntarily undertaken to waive a portion of its advisory fee and/or reimburse Fund expenses so that total annual operating expenses of the Fund do not exceed 1.65% for Class A shares and 2.40% for Class C shares. The Advisor has the right to terminate the fee waiver at any time with 60 days' notice. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within the following three years if the Fund is able to make the repayment without exceeding the current expense limits. The waived fees relating to operating expenses subject to recovery, at September 30, 2005, were as follows:

            Amount                To be repaid by September 30,
          -----------             -----------------------------

          $ 17,786                           2006

          $208,192                           2008




A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement of the Fund is available in the Fund's annual report to shareholders for the year ended September 30, 2005.




Other Service Providers

Distributor

Unified Financial Securities, Inc. is the Distributor of the shares of Dividend Growth Trust ("Trust"). Prior to December 1, 2004, Investors Capital Corporation, an affiliate of the previous advisor, was the Distributor.

Administrator, Fund Accounting Services Agent, Dividend Paying Agent and Transfer Agent

Unified Fund Services, Inc. is the Fund administrator, accounting services agent, dividend paying agent and transfer agent for the Trust. Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. was the Fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent, and Fund Services, Inc. was the transfer agent of the Trust.

Custodian

Huntington National Bank is the custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. was the custodian of the Trust.

Your Account

Investing in the Fund

The Fund offers two classes of shares. Each class of shares has a different combination of sales charges, fees and other features. You should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing A Share Class

Class A Shares.

Class A Shares have a maximum up-front sales charge of 5.75% that you pay when you buy your shares. The front-end sales charge for the Class A Shares decreases with the amount you invest and is included in the offering price.



                                                                                                 Sales charge as %
                                                                       Sales charge as %        of net amount invested
Amount invested                                                        of offering price               in the Fund
--------------------------                                       --------------------------  ------------------------------

less than $50,000                                                               5.75%                         6.10%

$50,000 but less than $100,000                                                  4.75%                         4.99%

$100,000 but less than $500,000                                                 3.75%                         3.90%

$500,000 but less than $1,000,000                                               2.75%                         2.83%

$1,000,000 or more                                                              1.00%                         1.01%

Under certain circumstances, the sales charge for Class A Shares may be waived. Please see the Statement of Additional Information. Class A Shares are also subject to an annual 12b-1 fee of 0.25% of average daily net assets, which is lower than the 12b-1 fee for the Class C Shares.

Ways to Reduce Sales Charges

Investors can reduce or eliminate sales charges on Class A Shares under certain conditions:

Combined Purchases

Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate.

Letter Of Intent

This non-binding agreement allows you to purchase Class A Shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Combination Privilege

You can use the combined total value of Class A Shares of the Fund you own for the purpose of calculating the sales charge.


Please Note:

You must advise your dealer, the transfer agent or the Fund if you qualify for a reduction and/or waiver in sales charges.

Class C Shares

Class C Shares have no up-front sales charge, so that the full amount of your purchase is invested in the Fund.

o Class C Shares are subject to an annual 12b-1 fee of 1.00%, of which 0.25% are service fees paid to the Distributor, dealers or others for providing personal services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C Shares have higher expenses and pay lower dividends than Class A Shares.

The Fund has adopted a Class A Shares 12b-1 plan and a Class C Shares 12b-1 plan that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Buying Shares

You can purchase shares of the Fund through broker-dealers or directly through the Advisor. You may buy shares of the Fund with an initial investment of $250 or more. Additional investments may be made for as little as $50. The Fund has the right to waive the minimum investment requirements for employees of the Advisor and its affiliates. The Fund also has the right to reject any purchase order.

Purchase Price/Determination of NAV

The price of the Fund's shares is based on the net asset value ("NAV") plus any applicable front-end sales charge for Class A Shares (the "Offering Price"). The Fund calculates the NAV by adding the total market value of the Fund's investments and other assets, subtracting any liabilities, and then dividing that figure by the total number of outstanding shares of the Fund
(assets-liabilities/number of shares outstanding = NAV).


The Fund's investments are valued based on market value. However, in certain cases, events that occur after certain markets have closed may render these prices unreliable. When the Fund believes a reported market price for a security does not reflect the amount the Fund would receive on a current sale of that security, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its Trustees. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the exchange on which a portfolio security is traded closes early or if trading in a particular security was halted during the day and did not resume prior to the Fund's net asset value calculation. The effect of using fair value pricing is that the Fund's net asset value will be subject to the judgment of the Advisor, operating under procedures approved by the Board of Trustees of the Trust, instead of being determined by market prices. Using fair value to price securities may result in a value that is different from a security's most recent closing price and from the prices used by other mutual funds to calculate their net asset values. The Fund's NAV is calculated at the close of regular trading of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

If you pay a sales charge, your price will be the Fund's offering price. When you buy shares at the offering price, the Fund deducts the appropriate sales charge and invests the rest in the Fund. If you qualify for a sales charge waiver, your price will be the Fund's NAV.


To Buy Shares



                      Initial Investment                                    Subsequent Investments
---------------------------------------------------------------  ------------------------------------------------------------

By Mail

o Complete and sign the account registration.                  o Make your check payable to the Capital Appreciation
                                                                 Fund.
o Make your check payable to the Capital Appreciation Fund.

o Fill out an investment slip from an account statement,       o Mail the application and your check to:
  include your name and account number. Mail to:
  Dividend Growth Trust                                         Dividend Growth Trust
  P.O. Box 6110                                                 P.O. Box 6110
  Indianapolis, IN 46206                                        Indianapolis, IN 46206
o Minimum initial investment is $250.                         o Minimum subsequent investment for all accounts is $50.

By Wire
o Call the transfer agent at (888) 826-2520 to arrange for a  o Call the transfer agent at (888) 826-2520 to arrange for a
  wire purchase. For same day purchase, the wire must be        wire purchase. For same day purchase, the wire must be
  received by 4:00 p.m. Eastern Time.                           received by 4:00 p.m. Eastern Time.
o Wire federal funds to:                                      o Wire federal funds to:
  Huntington Bank                                               Huntington Bank
  ABA # 044000024                                               ABA # 044000024
  Account #01892281162                                          Account #01892281162
  For Further Credit                                            For Further Credit
  (Your Name, Fund, Account #)                                  (Your Name, Fund, Account #)
  FBO:                                                          FBO:
(Insert your name and account number.) (Insert your name
and account number.)                                           o  Mail completed account application to the address above.
o Note: Your bank may charge a wire fee.                        o Note: Your bank may charge a wire fee.

By Automatic Investment Plan
                                                              o Call (888) 826-2520 to request the form.
o You must open a regular Fund account with $250 minimum      o Complete and return the form and any other required materials.
  prior to participating in this plan.

Brokers, 401(k) plans, financial advisors or financial supermarkets may charge additional transaction fees, which would not be charged if shares were purchased directly from the Fund.

The Fund may accept telephone orders unless you decline telephone privileges on your account application. You may be responsible for any fraudulent telephone orders as long as the Fund takes reasonable measures to verify the orders.

Important Information About Procedures For Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

Retirement Accounts

Shares of the Fund are available for purchase through individual retirement accounts ("IRAs") and other retirement plans. These tax-deferred plans allow you to shelter your net investment income and net capital gains from current income taxes. Accounts established under such plans must have all dividends reinvested in the Fund. You should consult your tax advisor before purchasing shares for a retirement plan. For more information about these plans or for an IRA application, please call (888) 826-2520.

Selling Your Shares

You may sell or "redeem" your shares on any day the NYSE is open, either directly through the Advisor or through your broker-dealer. The price you receive will be the NAV next calculated after the Fund's transfer agent receives your redemption request in proper order (less redemption fees if applicable).

Selling Recently Purchased Shares

The Fund will redeem shares that were recently purchased by check, but may delay mailing the proceeds for up to eight (8) business days to allow the purchase check to clear. If the purchase check has cleared, the eight business day period will not apply.

Signature Guarantees

A signature guarantee protects you against fraud by guaranteeing your signature is authentic. A guarantee is required on all redemption requests over $10,000 or when the redemption proceeds are to be sent to someone other than the owner of record or to an address or bank account other than those of record. Most banks or financial institutions can provide you with a signature guarantee, but a notary public can not.

When the Fund requires a signature guarantee, a New Technology medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc., Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.


To Sell Shares:


By Mail

o Submit a written request for redemption with:         o Mail your request to:
  o The Fund's name;                                      Dividend Growth Trust
  o Your Fund account number;                             P.O. Box 6110
  o The dollar amount or number of shares or percentage   Indianapolis, IN 46206
    of the account to be redeemed; and                  o A check will be mailed to the name and address in which
                                                          the account is registered.
o Signatures of all persons required to sign for transactions, exactly as the shares are registered.

By Wire
o This option must be elected either in the initial     o Wire redemption requests must be received before 10:00 a.m.
  application or subsequently in writing with a           Eastern Time for money to be wired the same business day.
  signature guarantee.                                  o There is a $15.00 charge for redemptions under $10,000 made by
o Call the transfer agent at (888) 826-2520 with your     wire.
  request.

By Telephone
o This service must be elected in advance, either in    o The Fund will use reasonable procedures to confirm that
  the initial application or subsequently in writing      request is genuine.
  with a signature guarantee.                           o Written confirmation will be provided.
o Call the transfer agent at (888) 826-2520 with your request.

By Systematic Withdrawal Plan
o Complete the appropriate section on the Account
  Application or call (888) 826-2520 to request a form  o Withdrawals can be monthly, quarterly, semi-annually or
  to add the plan.                                        annually. The minimum amount is $100. Redemption fees will not
o To participate, you must own or purchase shares with    be charged under this plan.
  a value of at least $10,000.

Please note that if you use a broker-dealer or financial institution to assist you in any of these transactions, they may charge a fee for this service that would not be charged by the Fund.

Under certain circumstances, the Fund may effect redemptions in-kind as described in more detail in the SAI.

Additional Information on Buying and Selling Fund Shares

General Policies

The Fund reserves the right to:

o    Change the minimum investment amounts;

o Cancel any purchase order and impose a $20 returned check fee if the purchase check does not clear;

o Reject checks drawn on banks outside the United States or endorsed over by a third party. All investments must be made in U.S. dollars.


Market Timing Policies and Procedures

Some investors try to profit from a strategy of frequent purchases and redemptions of Fund shares commonly known as market timing. Such activity can be harmful to Fund shareholders. The risks of frequent purchases and redemptions of Fund shares include:

         o  Dilution in the value of Fund shares held by long-term investors

         o  Interference with efficient management of the Fund's portfolio

         o  Increased brokerage and administrative costs

         o To the extent the Fund invests in foreign securities, the risk that the Fund is more susceptible to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets.

The Board of Trustees of the Trust has adopted a policy designed to discourage frequent purchases and redemptions by shareholders. In furtherance of this policy, the Board of Trustees has adopted the following procedures:

         o The Fund limits a shareholder's purchases or exchanges for sixty (60) calendar days after the shareholder has redeemed or exchanged out of the Fund.

         o Transactions involving more than $1 million or ten percent (10%) of total Fund assets will be reviewed prior to execution to determine whether the activity will be harmful to other shareholders in the Fund.

If it is determined that a shareholder has exceeded the limits above, the Fund reserves the right to impose the following restrictions:

         o Imposition of a redemption fee or modification of any applicable existing redemption fee on redemptions;

         o Exchanges may only be made by U.S. mail; no exchanges will be permitted to be made electronically, by telephone or by facsimile;

         o Suspension or termination of a shareholder's right to purchase or exchange shares of the Fund;

         o Shareholders who exceed, or are suspected of exceeding, the restrictions listed above may be placed on a "watch list." Shareholders who have been placed on such list will have their transactions scrutinized before they are permitted to make further purchases of Fund shares to determine that such activity is not harmful to a Fund.

Omnibus account transactions will be reviewed to determine whether such transactions are harmful to the Fund. To the extent that the activity is deemed harmful to the Fund, the restrictions provided for above will be imposed.

The Fund, through its service providers, including the Advisor, applies these policies with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved intermediaries may be limited in those instances in which the investment intermediary maintains the underlying shareholder accounts. There can be no assurance that the Fund will be able to eliminate all market-timing activities.

Exceptions to Restrictions on Frequent Purchase and Redemption Policy and
Procedures:

Notwithstanding the policy and procedures set forth above, the Fund will permit frequent purchases and redemptions under the following limited circumstances:

         o  Systematic Withdrawal Plan
         o  National emergency
         o  Market volatility
         o Accounts held by certain retirement plans (such as 401(k) plans) which allow for frequent purchases and redemptions.

Timing of Purchase or Sale Requests

All requests received in good order by the transfer agent before the close of the NYSE, typically 4:00 p.m. Eastern Time, will be executed the same day, at that day's NAV. Orders received after the close of the NYSE will be executed the following day, at that day's NAV. The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent. Purchase and redemption orders are executed only on days when the NYSE is open for trading. The NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. If the NYSE closes early, the deadlines for purchase and redemption orders will be accelerated to the earlier closing time.

Redemption Policies

Payment for redemptions of Fund shares is usually made within one business day, but no later than seven calendar days after receipt of your redemption request, unless your purchase check has not yet cleared. The Fund may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, (2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or (3) an emergency exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

Redemption Fees

To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gain distribution, or involuntarily redeemed shares.

Minimum Balances

The Fund may redeem your remaining shares at NAV if the balance of your account falls below $250 due to redemptions. The Fund will notify you if your balance has fallen below $250, and you will have 60 days to increase your account balance before your shares are redeemed. The Fund may close any account without notice if the account is inactive and the value of the account is $0.

Mailings to Shareholders

The Fund mails quarterly statements summarizing the activity in your account(s) and confirmations following each purchase or sale of your Fund shares. To reduce expenses, the Fund will limit mailings of most financial reports, prospectuses and account statements to one copy for each address that lists one or more shareholders with the same last name. If you would like additional copies of financial reports and prospectuses or separate mailings of account statements, please call (888) 826-2520.

Dividends and Other Distributions

The Fund generally pays dividends and distributions of virtually all of its net investment income and net realized capital gains at least once a year.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. Net capital gains represent the amount the Fund realizes from the sale of securities at a gain (i.e., for an amount exceeding its cost therefor) over the losses it realizes from the sales of securities.

Reinvestment Option: Dividend and capital gain distributions will be automatically reinvested in additional shares of the distributing class of the Fund unless you elect to receive them by check on the account application. You may change your distribution option at any time by requesting a change in writing. You must have your distributions reinvested if you participate in the Systematic Withdrawal Plan or any retirement plans. Distributions are reinvested on the ex-distribution date at the NAV determined at the close of business that day. There are no fees or charges on reinvestments.


Taxes

It is important that you consider the tax consequences of investing in the Fund. Generally any time you redeem or exchange shares of the Fund, it will be considered a taxable event. The amount of the gain or loss will depend on the purchase and redemption prices of your shares. Any long-term or short-term capital gains realized from redemption or exchange of your shares will be subject to federal income tax. If you are an individual and held your Fund shares for more than one year at the time of your redemption or exchange thereof, that tax will be imposed at a maximum rate of 15%.

In general, dividends and other distributions you receive from the Fund are taxable for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable to you as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic corporations, excluding REITs, and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) and designated by it as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the 15% maximum rate for net capital gain mentioned above. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions to you of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gains, at the 15% rate, regardless of how long you have held your Fund shares. Every year you will be sent information showing the amount and status of dividends and other distributions you received from the Fund during the prior year.



If you purchase shares of the Fund just prior to a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. The dividend distributed to you would be included in your taxable income, even though you may not have participated in the increase in the NAV of the Fund. You should consider the potential tax consequences of purchasing shares of the Fund close to the end of the year.

The foreign, state and local income tax consequences of investing in the Fund may differ materially from the federal income tax consequences described above. In addition, this discussion is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts
(IRAs), and Roth IRAs. This discussion is not a complete analysis of the federal tax implications of investing in the Fund. Additional tax information is available in the Statement of Additional Information under "Taxes." You should consult your tax advisor before investing.

Backup Withholding: The Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who otherwise is subject to backup withholding. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Other Investment Strategies and Risks

The Fund's main investment strategies are set out in the front of the Prospectus. The Fund may also use other investment strategies and invest in securities that are not discussed in this Prospectus, but which are described in detail in the Fund's Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling (888) 826-2520.

Other Potential Risks

The Fund may, at times, invest a small portion of its assets in derivative securities, such as futures contracts and options. In addition, the Fund may enter into interest rate, currency and swap agreements, which are deemed derivatives. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance.

Portfolio Holdings

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund during each period assuming you reinvested all dividends and other distributions. Briggs, Bunting & Dougherty, LLP, has audited this information and their report, along with the Fund's financial statements, are included in the annual report, which is available upon request. The Table below sets forth financial data for a share outstanding throughout the periods.




Capital Appreciation Fund - Class A Financial Highlights For a share outstanding during each year

                                                               Year ended    Year ended    Year ended    Year ended   Year ended
                                                             September 30,  September 30, September 30, September 30, September 30,
                                                                  2005         2004          2003          2002         2001
                                                               -------------- ------------  ------------  ------------ -------------


Selected Per Share Data

Net asset value, beginning of year . . . . . . . . . . . . .   $   10.83       $10.50      $   8.93        $8.80       $ 15.41
                                                              -------------   ----------  -----------      --------    ----------
Income from investment operations

   Net investment (loss). . . . . . . . . . . . . . . . . . .      (0.26)       (0.50)       (0.41)        (0.45)(a)     (0.46)(a)

   Net realized and unrealized gain (loss). . . . . . . . . . .     0.98         0.83         1.98          0.58 (a)     (5.79)(a)
                                                               -------------   ----------  -----------     --------    ----------
Total from investment operations . . . . . . . . . . . . . . .      0.72         0.33         1.57          0.13         (6.25)
                                                               -------------   ----------  -----------      --------    ----------
Less Distributions to shareholders:

   From net realized gain .  . . . . . . . . . . . . . . . . .        --          ---           --            --          (0.36)

                                                               -------------   ----------  -----------      --------    ----------
Total distributions . . . . . . . . . . . . . . . . . . . . .  .      --          ---           --            --          (0.36)
                                                               -------------   ----------  -----------      --------    ----------
Net asset value, end of year. . . . . . . . . . . . . . . . . $     11.55      $10.83      $ 10.50          $ 8.93      $   8.80
                                                               -------------   ----------  -----------      --------    ----------
Total Return (b) . . . . . . . . . . . . . . . . . . . . . . .       6.65%       3.14%       17.58%           1.48%      -40.96%

Ratios/Supplemental Data

Net assets, end of period (000) . . . . . . . . . . . . . . . $     3,154      $ 4,935     $ 5,877          $ 6,454     $ 6,289

Ratio of expenses to average net assets. . . . . . . . . . .         2.76%        5.00%       5.00%            5.00%        5.00%

Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries. . . . . . . . .        6.19%        4.51%       5.27%            5.88%        5.15%

Ratio of net investment (loss) to
   average net assets. . . . . . . . . . . . . . . . . . . . .      (1.77)%      (3.97)%     (3.81)%          (4.42)%     (4.11)%

Ratio of net investment (loss) to
   average net assets before waiver,
   reimbursements & recoveries. . . . . . . . . . . . . . . .       (5.20)%      (3.48)%     (4.08)%         (5.30)%      (4.26)%


Portfolio turnover rate . . . . . . . . . . . . . . . . . . .         396%         390%        311%            469%         674%
--------------------------------------

(a) Per share data based on average shares outstanding.

(b Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. The returns shown exclude the effect of sales load.



              See accompanying notes which are an integral part of the financial statements.

Capital Appreciation Fund - Class C Financial Highlights For a share outstanding during each year

                                                               Year ended    Year ended    Year ended    Year ended   Year ended
                                                              September 30, September 30,  September 30, September 30, September 30,
                                                                   2005         2004         2003          2002         2001
                                                               -------------- ------------  ------------  ------------ -------------

Selected Per Share Data

Net asset value, beginning of year . . . . . . . . . . . . .   $    9.85       $ 9.63      $   8.26        $8.17       $ 14.44
                                                              -------------   ----------  -----------      --------    ----------
Income from investment operations

   Net investment (loss). . . . . . . . . . . . . . . . . . .      (0.31)       (0.55)       (0.48)        (0.53)(a)     (0.53)(a)

   Net realized and unrealized gain (loss). . . . . . . . . . .     0.89         0.77         1.85          0.62 (a)     (5.38)(a)
                                                               -------------   ----------  -----------     --------    ----------
Total from investment operations . . . . . . . . . . . . . . .      0.58         0.22         1.37          0.09         (5.91)
                                                               -------------   ----------  -----------      --------    ----------
Less Distributions to shareholders:

   From net realized gain .  . . . . . . . . . . . . . . . . .        --          ---           --            --          (0.36)
                                                               -------------   ----------  -----------      --------    ----------
Total distributions . . . . . . . . . . . . . . . . . . . . .  .      --          ---           --            --          (0.36)
                                                               -------------   ----------  -----------      --------    ----------
Net asset value, end of year. . . . . . . . . . . . . . . . . $     10.43      $ 9.85      $ 9.63          $ 8.26      $   8.17
                                                               -------------   ----------  -----------      --------    ----------
Total Return (b) . . . . . . . . . . . . . . . . . . . . . . .       5.89%       2.28%       16.58%           1.10%      -41.37%

Ratios/Supplemental Data

Net assets, end of period (000) . . . . . . . . . . . . . . . $     1,634      $ 2,168     $   609          $   642     $   837

Ratio of expenses to average net assets. . . . . . . . . . .         3.48%        5.75%       5.75%            5.75%        5.75%

Ratio of expenses to average net assets
   before waiver, reimbursement & recoveries. . . . . . . . .        6.94%        5.25%       6.02%            6.63%        5.90%

Ratio of net investment (loss) to
   average net assets. . . . . . . . . . . . . . . . . . . . .      (2.39)%      (4.72)%     (4.67)%          (5.17)%     (4.86)%

Ratio of net investment (loss) to
   average net assets before waiver,
   reimbursements & recoveries. . . . . . . . . . . . . . . .       (5.85)%      (4.22)%     (4.83)%          (6.05)%      (5.01)%


Portfolio turnover rate . . . . . . . . . . . . . . . . . . .         396%         390%        311%            469%         674%
--------------------------------------

(a) Per share data based on average shares outstanding.

(b Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.


              See accompanying notes which are an integral part of the financial statements.




Additional Information

For investors who want more information about the Fund, the following document is available free upon request:

Statement of Additional Information (SAI)

The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus.

You can get free copies of the SAI, Annual and Semi-Annual Reports and request other information and ask questions about the Fund by contacting:

      Unified Fund Services, Inc.
      431 N. Pennsylvania Street
      Indianapolis, IN 46204
      Telephone: (888) 826-2520


The SAI, Annual and Semi-Annual Reports are not available on a Fund Internet Website in that the Fund does not have a Website.



Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders which are available without charge upon request. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission ("SEC") in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

The Fund's SEC File No. is 811-09497


                                     PART B

                              DIVIDEND GROWTH TRUST

            (Formerly known as EASTERN POINT ADVISORS FUNDS TRUST)

                           Rising Dividend Growth Fund

                       Statement of Additional Information

                                February 1, 2006


This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Rising Dividend Growth Fund ("Fund") dated February 1, 2006. The Prospectus incorporates this SAI by reference. The information in this SAI expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the principal distributor of the Fund at the phone number or address below.


                              Principal Distributor

                       Unified Financial Securities, Inc.
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204
                                 (888) 826-2520


The Fund's audited financial statements and notes thereto for the period ended September 30, 2005 and the unqualified report of Briggs, Bunting & Dougherty, LLP, the Fund's Independent Registered Public Accounting Firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the period ended September 30, 2005 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI, and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling (888) 826-2520.




                                Table of Contents

                                                                            PAGE

Rising Dividend Growth Fund

Investment Strategies and Related Risks

Other Investment Practices and Risks

Investment Restrictions

Disclosure of Portfolio Holdings

Management of the Trust

Control Persons and Principal Holders of Securities

Investment Management and Other Services

Description of the Trust's Shares

Brokerage

Purchase, Redemption and Pricing of Shares

Net Asset Value

Taxes

Determination of Performance

Financial Statements

Appendix A - Description of Securities Ratings

Appendix B - Proxy Voting Guidelines Summary





                           Rising Dividend Growth Fund

Dividend Growth Trust (the "Trust"), 108 Traders Cross, Suite 105, Bluffton, South Carolina 29910, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust (now a "statutory trust") on July 14, 1999. The Trust was formerly known as Eastern Point Advisors Funds Trust.

The Trust offers shares of beneficial interest (the "shares") in the Fund in two classes of shares: Class A shares and Class C shares (referred to individually as a "class" and collectively as the "classes").


                     Investment Strategies and Related Risks

The Prospectus describes the investment objective and certain restrictions applicable to the Fund. The following supplements the information found in the Prospectus concerning the investment policies of the Fund. The investment practices described below, except the practice regarding portfolio loan transactions, are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

Common Stock. The Fund will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

Non-Diversification. The Fund is classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, although the Fund nevertheless will continue to comply with the diversification requirements necessary for it to qualify as a "regulated investment company" for federal tax purposes. See "Taxes." Since the Fund may invest a larger proportion of its assets in a single issuer, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

Master Limited Partnerships. The Fund may invest in master limited partnerships ("MLPs"). MLPs trade like stocks and are required to distribute most of their earnings to shareholders. Many MLPs operate pipelines transporting crude oil, natural gas and other petroleum products along with associated facilities. Their income depends on the volume of the products transported, not on the commodity's price. An MLP is a public limited partnership. Interests in the MLPs are bought and sold in the form of depositary receipts traded in the secondary market (i.e., on a stock exchange). The ability to trade the receipts provides liquidity that is not present with conventional private limited partnerships but are less liquid than conventional publicly traded securities. Master limited partnerships can be organized for income, capital gains or tax shelter purposes. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of MLPs could enhance or harm the overall performance of the Fund.

Small Capitalization Companies. The Fund may invest in companies with market capitalization of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Foreign Securities. The Fund may invest indirectly in foreign securities through American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund will not invest in unsponsored ADRs and EDRs.

Risks of Foreign Securities. Indirect investments in foreign securities through ADRs and EDRs may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of the Fund from a country, political or social instability, or diplomatic developments.

If the Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest it earns, gains and losses it realizes on the sale of securities and any net investment income and gains that it distributes to shareholders.

Restricted Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and that are subject to restrictions on transfer. The Fund will limit investments in restricted securities to no more than 15% of its total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Trust's Board of Trustees.

Rule 144A Securities. The Fund may purchase securities which are not registered under the 1933 Act but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities," however, any such security will not be considered illiquid if it is determined by Dividend Growth Advisors, LLC (the "Advisor"), under guidelines approved by the Trust's Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in the Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).


                      Other Investment Practices and Risks

Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange ("NYSE") or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.

When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under which it sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Fund will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by the Fund and are subject to its investment restrictions on borrowing.

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

High rates of portfolio turnover (100% or more) entail certain costs, and may result in the Fund's recognizing increased amounts of net short-term capital gain, which would be taxable to its shareholders as ordinary income when distributed to them. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

Fixed-Income Securities. The Fund may invest in fixed-income securities. Even though interest-bearing securities are investments that promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. Government Securities. The Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less, Treasury notes have a maturity of one to ten years, and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities, as it is not obligated to do so by law.

Credit Ratings. When investing in fixed-income securities, the Fund will purchase only those securities rated at the time of purchase within the highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA, AA, A, BBB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa).

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

The Fund may invest in eligible unrated securities that, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due. Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest the proceeds in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including any accrued interest.

Derivatives. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include the purchase and writing of options on securities.

Writing Covered Options. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option enables the Fund to purchase specified securities at a set price during the option period, in return for the premium paid. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables the Fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased for the purpose of the Fund's benefiting from a decline in the price of securities it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the Fund's portfolio securities.

Risks Associated With Options Transactions. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes the fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.


                             Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares. Except as otherwise stated in the Prospectus, the Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase or sell real estate, provided that liquid securities of companies which deal in real estate or interests therein would not be deemed to be an investment in real estate;

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities), if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry.

Non-Fundamental Investment Restrictions. The following restrictions may be modified by the Trustees without shareholder approval. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after the acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

                        Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Fund's portfolio securities.

The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to the Advisor or the Fund, rating and ranking organizations, and affiliated persons of the Fund or the Advisor (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

The Advisor and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain officers of the Advisor and certain mutual fund rating and ranking organizations and third party service providers to the Advisor or the Fund with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of the Advisor's legal and compliance department.

Portfolio Holdings Disclosure Procedures

Neither the Fund nor the Advisor nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient who is not an employee or officer of the Advisor must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary. Employees and officers of the Advisor are subject to the Trust's Code of Ethics as well as to each entity's own Code of Ethics with respect to non-disclosure.

Portfolio Holdings Approved Recipients

The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

Huntington National Bank ("Huntington"). The Fund has selected Huntington as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs Huntington as the custodian of its assets. As custodian, Huntington creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by Huntington. Pursuant to such contract, Huntington agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by Huntington for any purpose not directly related to the business of the Fund, except with the Fund's written consent. Huntington receives reasonable compensation for its services and expenses as custodian.

Unified Fund Services, Inc. ("Unified") serves as the Fund's administrator, fund accounting services agent, dividend paying agent and transfer agent. It receives reasonable compensation for its services and for certain expenses incurred in performing these functions. Unified is not permitted to disclose portfolio holdings to any third parties without the written consent of the Fund.

Unified Financial Securities, Inc. ("Distributor") serves as the Distributor of the Trust's shares. It receives reasonable compensation for its services and certain expenses for performing this function. The Distributor is not permitted to disclose portfolio holdings to any third parties without the written consent of the Fund.

Rating, Ranking and Research Agencies. The Fund may send its complete portfolio holdings information to certain rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. On approximately the 25th day following the previous month-end, the Fund provides its complete portfolio holdings to: Morningstar, Inc.; Bloomberg L.P.; Standard and Poor's, a division of The McGraw-Hill Companies, Inc.; Thompson Financial and Vickers - Stock. No compensation is received by the Fund or Advisor or any other person in connection with the disclosure of this information. The Fund expects to enter into written confidentiality agreements with each rating, ranking or research agency in which the agency will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

The Trust's Chief Compliance Officer ("CCO") will monitor compliance with the policies and procedures adopted by the Trust. The CCO will report violations to the Board of Trustees.


                             Management of the Trust

Trustees and Officers of the Trust. The direction and supervision of the Fund is the responsibility of the Board of Trustees. All Trustees were elected by shareholders of the Trust at a shareholder meeting held on August 3, 2005. The Board establishes the policies of the Trust and oversees and reviews the management of the Trust. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust. The Board also reviews the various services provided by the Advisor and the Trust's administrator to ensure that the Fund's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below:





----------------------------- ------------------ --------------- --------------------------------------- -------------
                              Position(s) Held
                              with Trust and
                              Term and Length    Number of                                               Other
                              of Time Served     Funds in                                                Directorships
Name (Age) and Address                           Trust Overseen  Principal Occupation(s) During the      by Trustees
                                                                    Past 5 Years
----------------------------- ------------------ --------------- --------------------------------------- -------------
----------------------------- ------------------ --------------- --------------------------------------- -------------

Independent Trustees

Roger B. Rainville (60)       Independent Trustee      2         President and Chief Executive Officer          None
4187 Natale Dr.               Indefinite                         of Pioneer Investment Management
Venice, FL 34293              Since August, 2005                 Shareholder Services Corporation from
                                                                 September 1990 to July 2001.
                                                                 Retired in July 2001 when
                                                                 Pioneer Mutual Funds were
                                                                 acquired by UniCredito
                                                                 Italiano of Milan, Italy.


Earl L. Mason (58)            Independent Trustee      2         Chairman, Computer Horizons and Director       None
5 Covey Rise                  (since August, 2005) and           since 1999; Audit Chairman, Earle M.
4105 Spring Island            Chairman (since December,          Jorgensen, a metals distributor, from 2002
Okatie, SC 29909              2005)                              to present.
                              Indefinite


William Thomas Smith, Jr.     Independent Trustee                Managing Partner, TTV, a venture capital  Director, NextEstate
(58)                          Indefinite                         company, from April 2000 to present.      Communications from
1325 Peachtree Street #902    Since August, 2005                                                           2000 to present; Director
Atlanta, GA 30309                                                                                          KnowledgeStorm Inc. from
                                                                                                           2001 to present;Director,
                                                                                                           Market Velocity from
                                                                                                           2001 to present;
                                                                                                           Director, iKobo
                                                                                                           Inc. from 2004 to
                                                                                                           present; Director,
                                                                                                           Juniper Financial
                                                                                                           from June, 2000
                                                                                                           to 2004.


Interested Trustee and Principal Officers


Charles Troy Shaver, Jr.*     Interested Trustee,      2         President, Chief Executive Officer, Chief  Trustee, Andover Newton
(58)                          President, Chief                   Compliance Officer, Member and minority    Theological School.
108 Traders Cross             Compliance Officer                 Owner of Dividend Growth Advisors, LLC,    Trustee, Thayer Academy.
Suite 105                     Indefinite                         since June 1, 2004.  Prior thereto,
Bluffton, SC 29910            Since August, 2005                 Mr. Shaver was President and Chief
                                                                 Compliance Officer and a registered
                                                                 representative of GoldK Investment Services,
                                                                 Inc. from April 2000 until May 2004.

Jere E. Estes (63)           Treasurer, Principal      2         Director of Research, Senior Portfolio         None
108 Traders Cross            Accounting Officer                  Manager, Dividend Growth Advisors since
Suite 105                    Indefinite                          April 1, 2004.  Prior thereto Mr. Estes was
Bluffton, SC 29910           August, 2005                        Chief Investment Officer, Bryn Mawr Trust
                                                                 Company from June 1, 1999 to March 31, 2004.


William Allin (58)           Secretary                 2         Managing Director, Dividend Growth         Trustee, Lander
108 Traders Cross            Indefinite                          Advisors since August 1, 2005.  Prior      Foundation.  Trustee,
Suite 105                    August, 2005                        thereto, Mr. Allin was Chief Executive     Hilton Head Arts Center.
Bluffton, SC 29910                                               Officer, Allin Consulting from July 1,
                                                                 2001 to July 31, 2005.  Before that
                                                                 Chief Executive Officer, Greenwood Capital,
                                                                 September 1, 1989 to June 30, 2001.


(1) Mr. Shaver is considered to be an "interested person" of the Trust because he is an officer of the Advisor.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

The Trust has a standing Audit Committee of the Board of Trustees composed of the independent Trustees. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended September 30, 2005, the Audit Committee met four times.


The Trust has a standing Nomination and Governance Committee of the Board composed of the independent Trustees. The Nomination and Governance Committee is responsible for the selection and nomination of candidates to serve as independent trustees of the Trust. Although the Nomination and Governance Committee expects to be able to find an adequate number of qualified candidates to serve as independent trustees, the Nomination and Governance Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended September 30, 2005, the Nomination and Governance Committee met once.


As of December 31, 2005, none of the Trustees owned any shares of the Fund.


Compensation of Trustees and Officers. Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. The Trust does not have any retirement plan for its Trustees. Each Trustee who is not an affiliated person of the Advisor, as defined in the 1940 Act, will receive $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

Compensation Table

The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the Trust's fiscal period ending September 30, 2005:



------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                             Pension or Retirement        Total Compensation From
                                Aggregate Compensation       Benefits Accrued As Part     Fund and Fund Complex Paid
Name of Person, Position        From Fund                    of Fund Expenses             to Trustees
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $2,000
Roger B. Rainville              (1) $1,000                                              0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $2,000
Earl L. Mason                   (1) $1,000                                              0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $2,000
William Thomas Smith, Jr.        (1) $1,000                                             0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $4,000

Robert T. Martin (3)            (1) $2,000                                              0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

John S. Rando, Jr. (3)          (1) $1,000                                              0           (2) $2,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

A. Marshall Acuff (3)            (1) $2,000                                             0          (2) $4,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------




(1) Each Non-Interested Trustee is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting during the Fund's fiscal year, his total compensation from the Fund will be $2,000. The Fund commenced operations on March 18, 2004.

(2) There is one other fund in the Fund Complex, the Capital Appreciation Fund (formerly known as the Eastern Point Advisors Twenty Fund). The Trustees listed above are also the Trustees for the Capital Appreciation Fund. Each Non-Interested Trustee of the Capital Appreciation Fund is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting of both Funds during the Funds' fiscal year, his total compensation from both Funds will be $4,000.

(3) Mr. Rando resigned as a Trustee effective February 1, 2005. Mr. Acuff resigned as a Trustee effective June 24, 2005. Mr. Martin resigned as a Trustee effective July 28, 2005.



Portfolio Managers.

The Fund's portfolio managers are Thomas W.L. Cameron, Chief Investment Officer of the Advisor, and Jere E. Estes, Senior Portfolio Manager and Director of Research for the Advisor. Both have managed the Fund since its inception and manage other investment accounts. The following table lists the accounts managed by the portfolio managers as of the Fund's most recent fiscal year ending September 30, 2005. None of the accounts managed have an advisory fee based on the performance of the account.

Thomas W.L. Cameron

                             ------------ ----------------- ------------------------- -------------------------
                             No. of
                             Accounts     Total Assets      No. of Accounts Paying    Total Assets of
                                                                                      Performance Fee
                                          of Accounts*      Performance Fee           Accounts*
---------------------------- ------------ ----------------- ------------------------- -------------------------
Registered Investment
Companies                              1            $39.05          0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Pooled
Investment Vehicles                    0                            0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Accounts                        14            $28.67          0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
*in millions of dollars


Jere E. Estes
                             ------------ ----------------- ------------------------- -------------------------
                             No. of       Total Assets     No. of Accounts Paying    Total Assets of
                             Accounts
                                                                                      Performance Fee
                                          of Accounts*      Performance Fee           Accounts*
---------------------------- ------------ ----------------- ------------------------- -------------------------
Registered Investment
Companies                              1            $39.05               0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Pooled
Investment Vehicles                    0                 0               0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Accounts                         5             $2.54               0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
*in millions of dollars


Thomas W.L. Cameron beneficially owned shares in the Fund of more than $1,000,000 as of September 30, 2005. Jere Estes beneficially owned shares in the Fund of $500,000-$1,000,000 as of September 30, 2005.

Each portfolio manager is responsible for management of the Fund and other investment accounts. The possibility of conflicts of interest may arise in the management of the Fund and these other accounts. The portfolio manager may have conflicts of interest in the allocation of investment opportunities and management time. Investment strategies and restrictions may apply that are different for the Fund than the other investment accounts. No accounts of the portfolio managers have performance fee structures. If conflicts of interest occur, the portfolio managers will exercise discretion that is equitable to all interested persons.


Compensation Structure.

The compensation structure of DGA for all investment professionals is based on a fixed salary and an annual bonus based on the profitability of DGA and the equity ownership interest of that investment professional. Bonuses and salary adjustments occur annually in February.



Sales Load

The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Advisor, and by members of their immediate families.

Code of Ethics

The Trust and the Advisor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable to the securities trading practices of their personnel. Each respective code permits the covered personnel to trade in securities in which the Trust may invest, subject to certain restrictions and reporting requirements.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet Website at http://www.sec.gov.


Proxy Voting Policies and Procedures

The Trust's Board of Trustees has delegated to the Advisor the authority to vote all proxies relating to the Fund's portfolio securities in accordance with the Advisor's own policies and procedures. The Proxy Voting Guidelines summaries are set forth in Appendix B hereto. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (1) without charge, upon request, by calling 1-888-826-2520 and (2) on the SEC's website at http://www.sec.gov.



               Control Persons and Principal Holders of Securities

Control Persons. Control persons are those that own beneficially more than 25% of the Fund's outstanding shares. As of December 31, 2005, the control persons of the Fund were as follows:


---------------------------------- ------------------------------------ ----------------- ----------------------------

       Name of Shareholder  Class         Address                            % Hold       Record or Beneficial Holder
---------------------------------- ------------------------------------ ----------------- ----------------------------
---------------------------------- ------------------------------------ ----------------- ----------------------------

Donaldson Lufkin Jenrette   Class A     P.O. Box 2052
Securities Corporation Inc.             Jersey City, NJ 07303-9998            48.28%                  B
---------------------------------- ------------------------------------ ----------------- ----------------------------
---------------------------------- ------------------------------------ ----------------- ----------------------------
Pershing, LLC               Class C     P.O. Box 2052
                                        Jersey City, NJ 07303-9998            66.50%                  B
---------------------------------- ------------------------------------ ----------------- ----------------------------





Principal Holders. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares. As of December 31, 2005, the principal holders of the Fund were as follows:


---------------------------------- ------------------------------------ ----------------- ----------------------------

       Name of Shareholder     Class             Address                  % Hold            Record or Beneficial Holder
-----------------------------------------------------------------------------------------------------------------------

Capitalbank Wealth Management   Class A
Group -                                          P.O. Box 218
                                                 Greenwood, SC 29648        16.34%                  B

----------------------------------------------------------------------------------------------------------------------
Circle Trust Co.                Class A          One Thordal Circle
                                                 Darien, CT 06820           12.40%                  B
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Thomas Fazio                    Class A                                      5.02%                  R

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Mohammas Baloch                 Class C          806 4th Avenue
                                                 Brunswick, MD 21716         5.02%                  R
-----------------------------------------------------------------------------------------------------------------------


Management Ownership. As of December 31, 2005, the Trustees and officers, as a group, owned approximately ___% of the outstanding shares of the Trust, its series or classes.


                    Investment Management and Other Services

Investment Advisor. The Fund's investment advisor is Dividend Growth Advisors, LLC ("Advisor" or "DGA"), 108 Traders Cross, Suite 105, Bluffton, SC 29910. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund and DGA was the sub-advisor to the Fund. Effective October 19, 2005, the Sub-Advisory Agreement between EPA and DGA was terminated.

The Advisor, a South Carolina limited liability company, is a registered investment adviser founded in 2003. In addition to acting as the investment adviser to the Fund and to the Capital Appreciation Fund, the Advisor also manages individual private accounts. The Advisor is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Advisor. The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio. The Advisor arranges for the transfer agency, custody and all other services necessary to operate the Fund.

The Advisor also manages the Capital Appreciation Fund (formerly known as the Eastern Point Advisors Twenty Fund) as well as primarily individual private accounts. As of December 31, 2005, the Advisor had approximately $231 million of assets under management.

In addition to managing the Fund's investments consistent with its investment objectives, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Fund. The Advisor also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Advisor a monthly fee at the annual rate of .75% of the value of the Fund's average daily net assets. For the fiscal period ended September 30, 2005, Eastern Point Advisors, Inc. ("EPA"), the Fund's previous investment advisor, earned and waived fees of $222,243 from the Fund. The Advisor voluntarily waives fees and/or reimburses Fund expenses so that the net Total Annual Fund Operating Expenses do not exceed 1.65% for Class A and 2.25% for Class C. This arrangement may be voluntarily terminated by the Advisor on 60 days' notice.


The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Trust pays all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Trust's administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of fund shares.

The following table shows the amounts of investment advisory fees payable, fees waived and expenses reimbursed for the last two fiscal periods shown.


-----------------------------------------------------------------------------------------------------
Year or Period Ended
September 30,                   Fees Payable           Fees Waived                Expenses Reimbursed

-----------------------------------------------------------------------------------------------------
2005                            $222,243                 $222,243                   $189,736

------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
2004*                           $ 43,098                 $ 38,057                   $ -0-
------------------------------------------------------------------------------------------------------
* The Fund commenced operations on March 18, 2004.

Transfer Agent and Dividend Paying Agent. Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $15.00 per active shareholder account per year with a minimum fee of $15,000 per initial portfolio and/or share class per year plus $9,000 per year for each additional share class.

Fund Accounting Services Agent. In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as Fund accountant, Unified receives an annual fee from the Fund equal to 0.05% for the first $50 million in average net assets per portfolio and/or share class per year, 0.04% from $50 million to $100 million in average net assets per portfolio and/or share class per year; 0.03% from $100 million to $150 million in average net assets per portfolio and/or share class per year; and 0.02% over $150 million in average net assets per portfolio and/or share class per year (subject to a $20,000 annual minimum per portfolio (one share class) plus $7,500 per additional share class).

Administrator. Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% for the first $50 million in average net assets per portfolio and/or share class per year; 0.07% from $50 million to $100 million in average net assets per portfolio and/or share class per year; 0.05% from $100 million to $150 million in average net assets per portfolio and/or share class per year; and 0.03% over $150 million in average net assets per portfolio and/or share class per year (subject to a minimum fee of $25,000 annual minimum per portfolio (one share class) plus $7,500 per additional share class).

Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. ("CSS") was the fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent and Fund Services, Inc. was the transfer agent of the Fund. For the fiscal year ended September 30, 2004, CSS was paid $51,495 for administrative services to the Trust.

Distributor. The Advisor and the Trust have entered into a Distribution Agreement with Unified Financial Securities, Inc. (the "Distributor"). Prior to December 1, 2004, Investors Capital Corporation was the distributor of the Trust's shares and First Dominion Capital Corp. was the co-underwriter and national distributor of the Trust's shares. Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") who have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Fund, which are continually offered at net asset value next determined, plus any applicable sales charge. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This additional compensation would be calculated as a percentage of Fund shares sold by the firm.

Distribution Plans. The Trust has adopted distribution plans for the Class A and Class C shares of the Fund (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans compensate the Distributor for its services and distribution expenses under the Distribution Agreement. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under each Plan is submitted to and approved by the Trustees each quarter.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of the Trustees or by vote of a majority of the shares of the Fund.

Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees will not be recovered through future distribution fees. If the Distributor's actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the Fund for that year and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the Distributor out of its own resources in other years, the difference would be profit to the Distributor for that year.

Because amounts paid pursuant to a Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of any Plan.

The Plans were adopted because of their anticipated benefits to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets of the Fund, increased stability in the Fund's positions and greater flexibility in achieving investment objectives.

The following table summarizes Rule 12b-1 payments made to the Distributor for the fiscal year ended September 30, 2005:

                  Fiscal Year Ended         Class A Shares      Class C Shares*
                  -------------------        --------------    -----------------
                  September 30, 2005            $147,208            $ 1,978

*Sales of Class C shares commenced in April, 2005.


The Distributor received the following compensation for the fiscal year ended September 30, 2005:

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                            Net Underwriting        Compensation on
                              Discounts and         Redemptions and
                               Commissions            Repurchases        Brokerage Commissions   Other Compensation
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
2005                             $ 0                   $  0                 $ 49,642                 $ 0
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

The prior Distributor, Investors Capital Corporation, received the following compensation for the fiscal period shown below.

                      Net        Compensation   Brokerage      Other
                  Underwriting        on       Commissions Compensation
                 Discounts and   Redemptions
                  Commissions        and
                                   Repurchases
- -------------------------------------------------------------------------

2004           $    24,472      $    -0-          $ 6,004      $ -0-
- -------------------------------------------------------------------------
- -------------------------------------------------------------------------



Custodian. Huntington National Bank (the "Custodian"), 41 South High Street, Columbus, OH 43125, serves as custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. served as custodian of the Trust. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments.


Independent Registered Public Accounting Firm. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102-1732, are the Independent Registered Public Accounting Firm of the Trust. In addition to reporting annually on the financial statements of the Trust, the accountants assist and consult with the Trust in connection with the preparation of certain filings of the Trust with the SEC.


                        Description of the Trust's Shares

The Trust is a statutory trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Trust. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, with $0.001 par value.

Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Trust, or any other series of the Trust, into one or more classes.

Each share of the Trust represents an equal proportionate interest in the assets belonging to the Trust and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Trust Instrument, the Trust has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.


                                    Brokerage

Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such as statistical and economic data and research reports on companies and industries.

For the fiscal period ended September 30, 2005 the Fund paid brokerage commissions in the amount of $32,520.


                   Purchase, Redemption and Pricing of Shares


Purchase of Shares. The Fund offers Class A shares and Class C shares. The Trustees and Officers reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund's best interest.

Initial Sales Charges on Class A Shares. Class A shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the Prospectus. Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:


------------------------------------------------------------ ---------------------------------------------------------
                                                             Dealer Concession as a % of Offering Price of Shares
Amount Invested                                              Purchased
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,000                                            5.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$50,000 but less than $100,000                               4.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $500,000                              3.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                            2.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$1,000,000 or more                                           0.00%
------------------------------------------------------------ ---------------------------------------------------------

Obtaining a Reduced Sales Charge for Class A Shares. Methods of obtaining a reduced sales charge referred to in the Prospectus are described in more detail below. No sales charge will be imposed on increases in net asset value, dividends or capital gain distributions, or reinvestment of distributions in additional shares.

Rights of Accumulation (Class A Shares). If you already hold Class A shares, you may qualify for a reduced sales charge on your purchase of additional Class A shares. If the value of the Class A shares you currently hold plus the amount you wish to purchase is $50,000 or more, the sales charge on the Class A shares being purchased will be at the rate applicable to the total aggregate amount. The Distributor's policy is to give investors the lowest commission rate possible under the sales charge structure. However, to take full advantage of rights of accumulation, at the time of placing a purchase order, the investor or his dealer must request the discount and give the Distributor sufficient information to determine and confirm whether the purchase qualifies for the discount. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

Letter of Intent (Class A Shares). If you intend to purchase Class A shares valued at $50,000 or more during a 13-month period, you may make the purchases under a Letter of Intent so that the initial Class A shares you purchase qualify for the reduced sales charge applicable to the aggregate amount of your projected purchase. Your initial purchase must be at least 5% of the intended purchase. Purchases made within ninety days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Distributor.

Sales Charge Waivers (Class A Shares). Under certain conditions, Class A shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor and any of their affiliated companies and immediate family members of any of these people. Class A shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor; fee-based financial planners acting for the account of their clients; broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and banks, other financial institutions and financial supermarkets that have entered into agreements with the Fund to provide shareholder services for customers.

Class C Share Purchases. Purchases of Class C shares will be processed at net asset value next determined after receipt of your purchase order. Class C shares are not subject to an initial sales charge, but may pay higher fees than Class A shares.

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Fund or the transfer agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets the Trust normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of the Trust's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the SEC by order may permit.

The Trust reserves the right to redeem your account if its value is less than $5,000 for non-qualified accounts and $1,000 for individual retirement accounts ("IRAs") accounts due to redemptions. The Trust will give the shareholder thirty days' notice to increase the account value to at least $5,000 for non-qualified accounts and $1,000 for IRAs. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions-in-Kind. Although the Trust would not normally do so, the Trust has the right to pay the redemption price of shares of the Trust in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Trust will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.

Redemption Fees (Class A and Class C Shares). To discourage short-term trading, purchases of Class A and Class C shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gain distribution or involuntary redemptions. Redemption fees are paid to the Trust to help defray transaction costs.

Waiver of Redemption Fees (Class A and Class C Shares). The redemption fee will be waived in the event of redemptions following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code").

Reinstatement Privilege (Class A Shares). A shareholder of Class A shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all the redemption proceeds in Class A shares at net asset value, provided that such reinstatement occurs within one hundred and twenty calendar days after such redemption and the account meets the minimum account size requirement. This privilege may be modified or terminated at any time by the Trust.

In order to use this privilege, the shareholder must clearly indicate by written request to the Trust that the purchase represents a reinvestment of proceeds from previously redeemed Class A shares. If a shareholder realizes a gain on redemption of shares, that gain will be taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the Fund within 30 days thereafter, part or all of such loss may not be deductible for such tax purposes. Redemption fees are not reimbursed in the event of using the reinstatement privilege. The reinstatement privilege may be used by each shareholder only once, regardless of the number of shares redeemed or repurchased. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder's interest in a Trust to his or her IRA or other tax-qualified retirement plan account.


                                 Net Asset Value

The price of the Fund's shares is based on its net asset value (the "NAV") plus any applicable front-end sales charge for Class A shares (the "Offering Price"). The Trust calculates NAV for each class by adding the total market value of its investments and other assets, subtracting any liabilities and then dividing that figure by the total number of its shares outstanding(assets-liabilities/the number of shares = NAV). The Trust uses the following procedures for purposes of calculating the NAV of Fund shares. If the Trust holds securities listed primarily on a foreign exchange that trades on days when the Trust is not open for business, the value of your shares may change on days that you cannot buy or sell shares.

Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Trust may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Trust values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining the Trust's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Trust may value its assets by a method that the Trustees believe accurately reflects fair value. On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Trust's NAV is not calculated. Consequently, the Trust's portfolio securities may trade and the NAV of the Trust's shares may be significantly affected on days when a shareholder has no access to the Trust.


                                      Taxes

The following is a brief summary of certain material federal tax considerations concerning the Fund and the purchase, ownership and disposition of Fund shares and does not purport to be complete or to deal with all aspects of federal taxation that may be relevant to shareholders in light of their particular circumstances. The discussion is based on the Code, the Treasury regulations promulgated thereunder, court decisions, published positions of the Internal Revenue Service ("IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect), and is limited to U.S. persons who hold Fund shares as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the federal income tax law. No ruling has been or will be obtained from the IRS regarding any matter relating to the shares, and no assurance can be given that the IRS would not assert a position contrary to any of the tax consequences described below. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Status of the Fund. The Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. By doing so, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Fund intends to distribute all such income and gains.

To continue to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following:

         (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"). A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are "traded on an established securities market" or are "readily tradable on a secondary market (or the substantial equivalent thereof)") other than a partnership at least 90% of the gross income of which consists of income described in clause (a); and

         (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs.

If the Fund failed to qualify for treatment as a RIC for any taxable year, then, for federal tax purposes, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for that year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of that year, and (3) all ordinary income and capital gains for previous years that were not distributed during those years. The Fund intends to continue to make distributions sufficient to avoid application of the Excise Tax.

Distributions. A Fund distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders for the calendar year in which the distribution is declared, rather than the calendar year in which the distribution is received.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable to you as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic corporations, excluding REITs, and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) and designated by it as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the 15% maximum rate for net capital gain mentioned above. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions to you of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gains, at the 15% rate, regardless of how long you have held your Fund shares. Every year you will be sent information showing the amount and status of dividends and other distributions you received from the Fund during the prior year.

If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. If you purchase shares of the Fund just prior to a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. The dividend distributed to you would be included in your taxable income, even though you may not have participated in the increase in the NAV of the Fund. You should consider the potential tax consequences of purchasing shares of the Fund close to the end of the year.

Dispositions. Any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of those shares during that six-month period would be a long-term loss to the extent of that distribution.

Backup Withholding. The Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who otherwise is subject to backup withholding. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on each shareholder's particular situation. Dividends the Fund pays to a foreign shareholder (other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year) generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The American Jobs Creation Act of 2004, however, created a category of dividends, "short-term capital gain dividends" (i.e., dividends attributable to short-term capital gain, computed with certain adjustments), that, if properly designated by the Fund, will be exempt from that tax. (That act also created "interest-related dividends," which are similarly treated for withholding tax purposes, but the Fund does not expect to distribute a significant amount of those dividends.) The exemption from withholding tax will apply to short-term capital gain dividends the Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

Retirement Accounts. Fund shares are available for purchase through certain retirement plans and accounts, including IRAs, Roth IRAs, SIMPLE IRAs and TSAs. Contributions to retirement plans are subject to specific eligibility and contribution limitations. Distributions from retirement plans and accounts may be subject to ordinary income tax and, if withdrawn prior to age 59 1/2, a 10% penalty. Furthermore, distributions from such plans and accounts generally must commence no later than April 1 of the year after the account owner reaches age 70 1/2. There are exceptions to these rules depending on the type of plan and the individual's own circumstances. You should consult with your tax advisor regarding the income aspects of opening, maintaining and withdrawing amounts from retirement plans and accounts.

Taxation of Fund Operations

Hedging Transactions. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain to higher taxed short-term capital gain or ordinary income, (3) convert an ordinary loss or a deduction to a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the timing as to when a purchase or sale of securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent its disqualification as a RIC.

Foreign Securities. Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if it distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" mentioned in the Prospectus.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, it would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options, futures and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (4) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If the Fund's section 988 losses exceed other investment company taxable income during a taxable year, it would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

                          Determination of Performance

Average Annual Total Return. The Fund may quote its performance in terms of average annual total return in communications to shareholders, or in advertising material. Average annual total return (before taxes) is calculated according to the following formula:

         n
P (1 + T)   = ERV

Where:

P =     a hypothetical initial payment of $1,000

T =     average annual total return

n =     number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-,5- or 10-year periods (or fractional portion).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the Prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The performance of the Fund depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results and there is no assurance that historical performance will continue.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                    6
 YIELD =   2[(a-b+1) -1]
              ---
              cd

Where:

a  =   dividends and interest earned during the period;

b  =   expenses accrued for the period (net of reimbursements);

c  =   the average daily number of shares outstanding during the period that were entitled to receive dividends; and

d  =   the maximum offering price per share on the last day of the period.


                              Financial Statements

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

Audited Financial Statements. The Fund's financial statements, including the notes thereto, dated as of September 30, 2005, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated herein by reference from the Fund's 2005 Annual Report to Shareholders.


                Appendix A -- Descriptions of Securities Ratings


Commercial Paper Ratings.

Moody's Investors Service, Inc. (Moody's): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1. Quality of management.

2. Industry strengths and risks.

3. Vulnerability to business cycles.

4. Competitive position.

5. Liquidity measurements.

6. Debt structures.

7. Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1. Liquidity ratios are adequate to meet cash requirements.

2. Long-term senior debt is rated A or better.

3. The issuer has access to at least two additional channels of borrowing.

4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

5. Typically, the issuer is in a strong position in a well-established industry or industries.

6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.



                  Appendix B - Proxy Voting Guidelines Summary

                         Proxy Voting Guidelines Summary


The following is a concise summary of the Dividend Growth Advisors' proxy voting policy guidelines.

1.       Auditors

     Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

o Tenure of the audit firm

o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for audit quality

o Length of the rotation period advocated in the proposal

o Significant audit-related issues

o Number of audit committee meetings held each year

o Number of financial experts serving on the committee

2.       Board of Directors

     Voting on Director Nominees in Uncontested Elections
     Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

o Insiders and affiliated outsiders on boards that are not at least majority independent

o Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

o Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

o Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

     Classification/Declassification of the Board

     Vote AGAINST proposals to classify the board.

     Vote FOR proposals to repeal classified boards and to elect all directors annually.

     Independent Chairman (separate Chairman/CEO)

     Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

     Majority of Independent Directors/Establishment of Committees

     Vote FOR shareholder proposals asking that a majority or more of directors be independent.

     Open Access (Shareholder Resolution)

     Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.       Shareholder Rights

     Shareholder Ability to Act by Written Consent

     Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

     Vote FOR proposals to allow or make easier shareholder action by written consent.

     Shareholder Ability to Call Special Meetings

     Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

     Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

     Supermajority Vote Requirements

     Vote AGAINST proposals to require a supermajority shareholder vote.

     Vote FOR proposals to lower supermajority vote requirements.

     Cumulative Voting

     Vote AGAINST proposals to eliminate cumulative voting.

     Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

     Confidential Voting

     Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.


4.       Proxy Contests

     Voting for Director Nominees in Contested Elections Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

     Reimbursing Proxy Solicitation Expenses

     Vote CASE-BY-CASE. Where Dividend Growth Advisors LLC recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       Mergers and Corporate Restructurings

     Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       Reincorporation Proposals

     Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

     Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       Capital Structure

     Common Stock Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis evaluating strategic business purpose of increase.

     Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

     Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock

     Vote AGAINST proposals to create a new class of common stock with superior voting rights.

     Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

9.       Executive and Director Compensation

     Vote AGAINST a plan if the cost exceeds the allowable cap.

     Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

o The plan expressly permits repricing of underwater options without shareholder approval; or

o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

o The company's most recent three-year burn rate is excessive and is an outlier within its peer group

     A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

     Director Compensation

     Before recommending a vote FOR a director equity plan, Dividend Growth Advisors will review the company's proxy statement for the following qualitative features:

o Stock ownership guidelines (a minimum of three times the annual cash retainer)

o Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

o Balanced mix between cash and equity

o Non-employee directors should not receive retirement benefits/perquisites

o Detailed disclosure of cash and equity compensation for each director

     Management Proposals Seeking Approval to Reprice Options

     Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation
o        Treatment of surrendered options

     Qualified Employee Stock Purchase Plans

     Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

     Vote FOR qualified employee stock purchase plans where all of the following apply:

o Purchase price is at least 85 percent of fair market value

o Offering period is 27 months or less, and

o Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

     Nonqualified Employee Stock Purchase Plans

     Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR nonqualified plans with all the following features:

o Broad-based participation

o Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

o No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.


     Shareholder Proposals on Compensation

     Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

o Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.      Social and Environmental Issues

     These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, and workplace diversity.

     In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

     Vote:
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

o CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.



                                  DIVIDEND GROWTH TRUST

             (Formerly known as EASTERN POINT ADVISORS FUNDS TRUST)

                            Capital Appreciation Fund
             (formerly known as Eastern Point Advisors Twenty Fund)

                       Statement of Additional Information


                                February 1, 2006



This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus for the Capital Appreciation Fund ("Fund") dated February 1, 2006. The Prospectus incorporates this SAI by reference. The information in this SAI expands on information contained in the Prospectus. The Prospectus can be obtained without charge by contacting either the dealer through whom you purchased shares or the principal distributor of the Fund at the phone number or address below.


                              Principal Distributor

                       Unified Financial Securities, Inc.
                           431 N. Pennsylvania Street
                             Indianapolis, IN 46204
                                 (888) 826-2520


The Fund's audited financial statements and notes thereto for the year ended September 30, 2005 and the unqualified report of Briggs, Bunting & Dougherty, LLP, the Fund's Independent Registered Public Accounting Firm, on such financial statements are included in the Fund's Annual Report to Shareholders for the year ended September 30, 2005 (the "Annual Report") and are incorporated by reference into this SAI. No other parts of the Annual Report are incorporated herein. A copy of the Annual Report accompanies this SAI, and an investor may obtain a copy of the Annual Report, free of charge, by writing to the Fund or calling
(888) 826-2520.


                                Table of Contents

                                                                            PAGE

Capital Appreciation Fund

Investment Strategies and Related Risks

Other Investment Practices and Risks

Investment Restrictions

Disclosure of Portfolio Holdings

Management of the Trust

Control Persons and Principal Holders of Securities

Investment Management and Other Services

Description of the Trust's Shares

Brokerage

Purchase, Redemption and Pricing of Shares

Net Asset Value

Taxes

Determination of Performance

Financial Statements

Appendix A - Description of Securities Ratings

Appendix B - Proxy Voting Guidelines Summary




                            Capital Appreciation Fund
             (formerly known as Eastern Point Advisors Twenty Fund)

Dividend Growth Trust (the "Trust"), 108 Traders Cross, Suite 105, Bluffton, South Carolina 29910, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware business trust (now a "statutory trust") on July 14, 1999. The Trust was formerly known as Eastern Point Advisors Funds Trust.




The Trust offers shares of beneficial interest (the "shares") in the Fund in two classes of shares: Class A Shares and Class C Shares (referred to individually as a "class" and collectively as the "classes"). On November 30, 2004, the Fund changed its name from Eastern Point Advisors Twenty Fund to Capital Appreciation Fund.


                     Investment Strategies and Related Risks

The Prospectus describes the investment objective and certain restrictions applicable to the Fund. The following supplements the information found in the Prospectus concerning the investment policies of the Fund. The investment practices described below, except the practice regarding portfolio loan transactions, are not fundamental and may be changed by the Trust's Board of Trustees without shareholder approval.

Common Stock. The Fund will generally invest in common stocks. Common stock represents an equity (ownership) interest in a company or other entity. This ownership interest often gives the Fund the right to vote on measures affecting the company's organization and operations. Although common stocks generally have a history of long-term growth in value, common stock prices are often volatile in the short-term and can be influenced by general market risk and specific corporate risks.

Convertible Securities. The Fund may invest in convertible securities. Convertible securities may be bonds, preferred stock or other securities that pay a fixed rate of interest or dividends but offer the owner the option of converting the security into common stock. The value of convertible securities will change based on the price of the underlying common stock. Convertible securities generally pay less interest or dividend income than similar non-convertible securities, but a non-convertible security's income provides a cushion against the stock's price declines.

Small Capitalization Companies. The Fund may invest in companies with market capitalization of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges, and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Foreign Securities. The Fund may invest directly in foreign securities or indirectly in foreign securities through American Depositary Receipts and European Depositary Receipts ("ADRs" and "EDRs"). For many foreign securities, there are U.S. dollar denominated ADRs, which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. Generally, there is a large, liquid market in the United States for most ADRs. The Fund may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets. EDRs are not necessarily denominated in the currency of the underlying security. The Fund will not invest in unsponsored ADRs and EDRs.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

Additionally, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization, foreign taxation, limitations on the removal of assets of the Fund from a country, political or social instability, or diplomatic developments.

If the Fund's foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest it earns, gains and losses it realizes on the sale of securities, and any net investment income and gains that it distributes to shareholders.

Restricted Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and that are subject to restrictions on transfer. The Fund will limit investments in restricted securities to no more than 15% of its total assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Trust's Board of Trustees.

Rule 144A Securities. The Fund may purchase securities which are not registered under the 1933 Act but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities may be classified as "illiquid securities," however, any such security will not be considered illiquid if it is determined by Dividend Growth Advisors, LLC ("Advisor"), under guidelines approved by the Trust's Board of Trustees, that an adequate market exists for that security. This investment practice could have the effect of raising the level of illiquidity in the Fund during any period in which qualified institutional buyers are not interested in purchasing these restricted securities.

Illiquid Securities. The Fund may invest up to 15% of its net assets in securities that are illiquid because of restrictions on transferability or other reasons. Illiquid securities generally include securities that cannot be sold within seven business days in the ordinary course of business at approximately the price at which the Fund has valued the securities. Repurchase agreements with maturities in excess of seven business days and securities that are not registered under the 1933 Act, but that may be purchased by institutional buyers pursuant to Rule 144A under the Securities Act, are subject to this 15% limit (unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists).

When-Issued Securities. The Fund may invest in securities prior to their date of issue. These securities could rise or fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Fixed-Income Securities. The Fund may invest in fixed-income securities. Even though interest-bearing securities are investments, which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

U.S. Government Securities. The Fund may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less, Treasury notes have a maturity of one to ten years, and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities, as it is not obligated to do so by law.

Credit Ratings. When investing in fixed-income securities, the Fund will purchase only those securities rated at the time of purchase within the highest grades assigned by Standard & Poor's Rating Group ("S&P") (AAA, AA, A, BBB, BB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A, Baa)

Generally, the ratings of Moody's and S&P represent the opinions of these agencies as to the credit quality of the securities, which they rate. These ratings are subjective and are not absolute standards of quality. Changes in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will affect the value of the security.

The Fund may invest in eligible unrated securities that, in the opinion of the Advisor, offer comparable risks to permissible rated securities. A security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund after purchase. Neither of these events will necessarily require the Fund to sell the securities.

Fixed-income investments bear certain risks, including credit risk, or the ability of an issuer to pay interest and principal as they become due.

Generally, higher yielding bonds are subject to more credit risk than lower yielding bonds. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value.

Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Advisor may have to reinvest the proceeds in lower yielding securities to the detriment of the Fund.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected, having the effect of extending the average life and duration of the obligation. This typically happens when interest rates have increased.

Repurchase Agreements. The Fund may enter into repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, the Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date.

Repurchase agreements involve some credit risk. For example, if a seller defaults, the Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. To minimize risk, collateral must be held with the Fund's custodian at least equal to the repurchase price, including any accrued interest.

Derivatives. The Fund may invest in derivative instruments, which are financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset or security. Derivatives may be purchased for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The Fund's transactions in derivative instruments may include the purchase and writing of options on securities.

Writing Covered Options. A call option on securities obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the option's expiration date. A put option on securities obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the option's expiration date. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered by (1) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (2) entering into an offsetting forward commitment and/or (3) purchasing an offsetting option or any other option that, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account.

The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the other party to the option. These purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.


The purchase of a call option enables the Fund to purchase specified securities at a set price during the option period, in return for the premium paid. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option enables the Fund to sell specified securities at a specified price during the option period, in exchange for the premium paid. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. Put options may also be purchased for the purpose of the Fund's benefiting from a decline in the price of securities it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by compensating changes in the value of the Fund's portfolio securities.

Risks Associated With Options Transactions. The success of transactions in derivative instruments depends on the Advisor's judgment as to their potential risks and rewards. Use of derivatives exposes the fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument.


                      Other Investment Practices and Risks

Lending Portfolio Securities. The Fund may lend its portfolio securities. These loans are secured by the delivery to the Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Fund may make loans only to broker-dealers who are members of the New York Stock Exchange ("NYSE") or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if the Fund can terminate the loan at any time.

When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities. As a result, the Fund may incur a loss or, in the event of a borrower's bankruptcy, may be prevented from or delayed in, liquidating the collateral.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements under which it sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. The Fund continues to receive principal and interest payments on these securities. The Fund will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

Reverse repurchase agreements involve the risk that the value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by the Fund and are subject to its investment restrictions on borrowing.

Non-Diversification. The Fund is classified as "non-diversified" under the 1940 Act. Non-diversification means that the proportion of the Fund's assets that may be invested in the securities of a single issuer is not limited by the 1940 Act, although the Fund nevertheless will continue to comply with the diversification requirements necessary for it to qualify as a "regulated investment company" for federal tax purposes. See "Taxes." Since the Fund may invest a larger proportion of its assets in a single issuer, an investment in the Fund may be subject to greater fluctuations in value than an investment in a diversified fund.

Portfolio Turnover. The Fund's portfolio turnover rate is calculated by dividing the lesser of the purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period.

The Fund may have a portfolio turnover rate higher than that of other mutual fund with a similar objective. The Fund's annual portfolio turnover rate may be higher than many other mutual funds, sometimes exceeding 600%.

High rates of portfolio turnover (100% or more) entail certain costs and may result in the Fund's recognizing increased amounts of net short-term capital gain, which would be taxable to its shareholders as ordinary income when distributed to them. Also, the higher the turnover, the higher the overall brokerage commissions, dealer mark-ups and markdowns, and other transaction costs incurred. The Advisor takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return.

Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Fund may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker's acceptances and repurchase agreements. To the extent that the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Other Investments. Subject to prior disclosure to shareholders, the Trustees may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

                             Investment Restrictions

Fundamental Investment Restrictions. The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Fund's outstanding shares present at a meeting, if the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy, or (2) more than 50% of the Fund's outstanding shares. Except as otherwise stated in the prospectus, the Fund may not:

1. Borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act when selling its own portfolio securities.

3. Purchase, sell or invest in real estate, real estate investment trust securities, real estate limited partnership interests, but the Fund may purchase and sell securities that are secured by real estate and may purchase and sell securities issued by companies that invest or deal in real estate.

4. Invest in commodities or commodity futures contracts, or invest in oil, gas or other mineral leases, or exploration or development programs, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, and currencies.

5. Make loans to other persons, except loans of securities not exceeding one-third of the Fund's total assets. For purposes of this limitation, investments in debt obligations and transactions in repurchase agreements shall not be treated as loans.

6. Invest in the securities of any one industry (except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities), if as a result more than 25% of the Fund's total assets would be invested in the securities of such industry.

Non-Fundamental Investment Restrictions. The following restrictions may be modified by the Trustees without shareholder approval. The Fund may not:

1. Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be sold in seven business days at a price approximately equal to the price at which the Fund is valuing the security. Restricted securities and repurchase agreements with maturities in excess of seven business days are subject to this 15% limitation.

2. Invest in other open-end investment companies except to the extent allowed in the 1940 Act. Under the 1940 Act, the Fund may acquire securities of other investment companies if, immediately after the acquisition, the Fund does not own in the aggregate (1) more than 3% of the total outstanding voting stock of such other investment company, (2) more than 5% of the value of the Fund's total assets in any other investment company, or (3) securities issued by such other investment companies having an aggregate value in excess of 10% of the value of the Fund's total assets.

3. Invest in a company for the purpose of exercising control or management of the company.

4. Write or purchase options in excess of 5% of the value of the Fund's total net assets.

5. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may engage in short sales against the box for tax strategy purposes.

Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Fund's assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

                        Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Fund's portfolio securities.

The Fund prohibits the disclosure of information about its portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to the Advisor or the Fund, rating and ranking organizations, and affiliated persons of the Fund or the Advisor (the "Potential Recipients") unless such disclosure is consistent with a Fund's legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

The Advisor and the Fund have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain officers of the Advisor and certain mutual fund rating and ranking organizations and third party service providers to the Advisor or the Fund with a specific business reason to know the portfolio holdings of a Fund (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The Fund's President or a Vice President may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Fund prior to commencing its duties), and only with the written concurrence of the Advisor's legal and compliance department.

Portfolio Holdings Disclosure Procedures

Neither the Fund nor the Advisor nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient who is not an employee or officer of the Advisor must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Fund's Chief Compliance Officer, the Board of Trustees reviews the Fund's portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary. Employees and officers of the Advisor are subject to the Trust's Code of Ethics as well as to each entity's own Code of Ethics with respect to non-disclosure.

Portfolio Holdings Approved Recipients

The Fund currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved
Recipients:

Huntington National Bank ("Huntington"). The Fund has selected Huntington as custodian for its securities and cash. Pursuant to a custodian contract, the Fund employs Huntington as the custodian of its assets. As custodian, Huntington creates and maintains all records relating to the Fund's activities and supplies the Fund with a daily tabulation of the securities it owns and that are held by Huntington. Pursuant to such contract, Huntington agrees that all books, records, information and data pertaining to the business of the Fund which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by Huntington for any purpose not directly related to the business of the Fund, except with the Fund's written consent. Huntington receives reasonable compensation for its services and expenses as custodian.

Unified Fund Services, Inc. ("Unified") serves as the Fund's administrator, fund accounting services agent, dividend paying agent and transfer agent. It receives reasonable compensation for its services and for certain expenses incurred in performing these functions. Unified is not permitted to disclose portfolio holdings to any third parties without the written consent of the Fund.

Unified Financial Securities, Inc. ("Distributor") serves as the Distributor of the Trust's shares. It receives reasonable compensation for its services and certain expenses for performing this function. The Distributor is not permitted to disclose portfolio holdings to any third parties without the written consent of the Fund.

Rating, Ranking and Research Agencies. The Fund may send its complete portfolio holdings information to certain rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for the Fund. On approximately the 25th day following the previous month-end, the Fund provides its complete portfolio holdings to: Morningstar, Inc.; Bloomberg L.P.; Standard and Poor's, a division of The McGraw-Hill Companies, Inc.; Thompson Financial and Vickers - Stock. No compensation is received by the Fund or Advisor or any other person in connection with the disclosure of this information. The Fund expects to enter into written confidentiality agreements with each rating, ranking or research agency in which the agency will agree to keep the Fund's portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for the Fund.

The Trust's Chief Compliance Officer ("CCO") will monitor compliance with the policies and procedures adopted by the Trust. The CCO will report violations to the Board of Trustees.


                             Management of the Trust

Trustees and Officers of the Trust. The direction and supervision of the Trust is the responsibility of the Board of Trustees. All Trustees of the Trust were elected by shareholders of the Trust at a shareholder meeting held on August 3, 2005. The Board establishes the policies of the Trust and oversees and reviews the management of the Trust. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Trust. The Board also reviews the various services provided by the Advisor and the Trust's administrator to ensure that the Trust's general investment policies and programs are being carried out and administrative services are being provided in a satisfactory manner. The Trustees and officers of the Trust and their principal occupations during the past five years are set forth below:

------------------------------- ----------------- -------------- --------------------------------------- -------------
                                   Position(s)
                                 Held with Trust
                                and Term and      Number of                                              Other
                                Length of Time    Funds in                                               Directorships
Name (Age) and Address          Served            Trust          Principal Occupation(s) During the      by Trustees
                                                  Overseen       Past 5 Years
------------------------------- ----------------- -------------- --------------------------------------- -------------
Interested Trustees:
------------------------------- ----------------- -------------- --------------------------------------- -------------
------------------------------- ----------------- -------------- --------------------------------------- -------------

Independent Trustees

Roger B. Rainville (60)       Independent Trustee      2         President and Chief Executive Officer          None
4187 Natale Dr.               Indefinite                         of Pioneer Investment Management
Venice, FL 34293              Since August, 2005                 Shareholder Services Corporation from
                                                                 September 1990 to July 2001.
                                                                 Retired in July 2001 when
                                                                 Pioneer Mutual Funds were
                                                                 acquired by UniCredito
                                                                 Italiano of Milan, Italy.


Earl L. Mason (58)            Independent Trustee       2        Chairman, Computer Horizons and Director       None
5 Covey Rise                  (since August, 2005) and           since 1999; Audit Chairman, Earle M.
4105 Spring Island            Chairman (since December,          Jorgensen, a metals distributor, from 2002
Okatie, SC 29909              2005)                              to present.
                              Indefinite

William Thomas Smith, Jr.     Independent Trustee                Managing Partner, TTV, a venture capital  Director, NextEstate
(58)                          Indefinite                         company, from April 2000 to present.      Communications from
1325 Peachtree Street #902    Since August, 2005                                                           2000 to present; Director
Atlanta, GA 30309                                                                                          KnowledgeStorm Inc.
                                                                                                           from 2001 to present;
                                                                                                           Director, Market
                                                                                                           Velocity from 2001 to
                                                                                                           present; Director,
                                                                                                           iKobo Inc. from
                                                                                                           2004 to present;
                                                                                                           Director, Juniper
                                                                                                           Financial from June,
                                                                                                           2000 to 2004.


Interested Trustee and Principal Officers

Charles Troy Shaver, Jr.*     Interested Trustee,      2         President, Chief Executive Officer, Chief  Trustee, Andover Newton
(58)                          President, Chief                   Compliance Officer, Member and minority    Theological School.
108 Traders Cross             Compliance Officer                 Owner of Dividend Growth Advisors, LLC,    Trustee, Thayer Academy.
Suite 105                     Indefinite                         since June 1, 2004.  Prior thereto,
Bluffton, SC 29910            Since August, 2005                 Mr. Shaver was President and Chief
                                                                 Compliance Officer and a registered
                                                                 representative of GoldK Investment Services,
                                                                 Inc. from April 2000 until May 2004.

Jere E. Estes (63)           Treasurer, Principal      2         Director of Research, Senior Portfolio         None
108 Traders Cross            Accounting Officer                  Manager, Dividend Growth Advisors since
Suite 105                    Indefinite                          April 1, 2004.  Prior thereto Mr. Estes was
Bluffton, SC 29910           August, 2005                        Chief Investment Officer, Bryn Mawr Trust
                                                                 Company from June 1, 1999 to March 31, 2004.


William Allin (58)           Secretary                 2         Managing Director, Dividend Growth         Trustee, Lander
108 Traders Cross            Indefinite                          Advisors since August 1, 2005.  Prior      Foundation.  Trustee,
Suite 105                    August, 2005                        thereto, Mr. Allin was Chief Executive     Hilton Head Arts Center.
Bluffton, SC 29910                                               Officer, Allin Consulting from July 1,
                                                                 2001 to July 31, 2005.  Before that
                                                                 Chief Executive Officer, Greenwood Capital,
                                                                 September 1, 1989 to June 30, 2001.


(1) Mr. Shaver is considered to be an "interested person" of the Trust because he is an officer of the Trust.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

The Trust has a standing Audit Committee of the Board of Trustees composed of the independent Trustees. The functions of the Audit Committee are to meet with the Trust's independent auditors to review the scope and findings of the annual audit, discuss the Trust's accounting policies, discuss any recommendations of the independent auditors with respect to the Trust's management practices, review the impact of changes in accounting standards on the Trust's financial statements, recommend to the Board of Trustees the selection of independent auditors and perform such other duties as may be assigned to the Audit Committee by the Board of Trustees. During its most recent fiscal year ended September 30, 2005, the Audit Committee met four times.

The Trust has a standing Nomination and Governance Committee of the Board composed of the independent Trustees. The Nomination and Governance Committee is responsible for the selection and nomination of candidates to serve as independent trustees of the Trust. Although the Nomination and Governance Committee expects to be able to find an adequate number of qualified candidates to serve as independent trustees, the Nomination and Governance Committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the Trust, in writing, at the address listed on the cover of this SAI. During the Trust's most recent fiscal year ended September 30, 2005, the Nomination and Governance Committee met once.


As of December 31, 2005, none of the Trustees owned any shares of the Fund.


Compensation of Trustees and Officers. Trustees and Officers affiliated with the Advisor are not compensated by the Trust for their services. The Trust does not have any retirement plan for its Trustees. Each Trustee who is not an affiliated person of the Advisor, as defined in the 1940 Act, receives $500 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings.

Compensation Table

The following table sets forth the compensation paid by the Trust to the non-interested Trustees during the Trust's fiscal year ending September 30, 2005.




------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                             Pension or Retirement        Total Compensation From
                                Aggregate Compensation       Benefits Accrued As Part     Fund and Fund Complex Paid
Name of Person, Position        From Fund                    of Fund Expenses             to Trustees
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $2,000
Roger B. Rainville              (1) $1,000                                              0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $2,000
Earl L. Mason                   (1) $1,000                                              0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $2,000
William Thomas Smith, Jr.        (1) $1,000                                             0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
                                                                                                    (2) $4,000
Robert T. Martin (3)            (1) $2,000                                              0
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

John S. Rando, Jr. (3)          (1) $1,000                                              0           (2) $2,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

A. Marshall Acuff (3)            (1) $2,000                                             0           (2) $4,000
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------





(1) Each Non-Interested Trustee is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting during the Fund's fiscal year, his total compensation from the Fund will be $2,000.


(2) There is one other fund in the Fund Complex, the Rising Dividend Growth Fund. The Trustees listed above are also the Trustees for the Rising Dividend Growth Fund. Each Non-Interested Trustee of the Rising Dividend Growth Fund is compensated solely for attendance at quarterly meetings of the Trustees at the rate of $500 per meeting attended. Should a Trustee attend each quarterly meeting of both Funds during the Funds' fiscal year, his total compensation from both Funds will be $4,000.


(3) Mr. Rando resigned as a Trustee effective February 1, 2005. Mr. Acuff resigned as a Trustee effective June 24, 2005. Mr. Martin resigned as a Trustee effective July 28, 2005.



Portfolio Managers.

The Fund's portfolio managers are Thomas W.L. Cameron, Chief Investment Officer of the Advisor, and Jere E. Estes, Senior Portfolio Manager and Director of Research for the Advisor. Both have managed the Fund since its inception and manage other investment accounts. The following table lists the accounts managed by the portfolio managers as of the Fund's most recent fiscal year ending September 30, 2005. None of the accounts managed have an advisory fee based on the performance of the account.

Thomas W.L. Cameron


                             ------------ ----------------- ------------------------- -------------------------
                             No. of
                             Accounts     Total Assets      No. of Accounts Paying    Total Assets of
                                                                                      Performance Fee
                                          of Accounts*      Performance Fee           Accounts*
---------------------------- ------------ ----------------- ------------------------- -------------------------
Registered Investment
Companies                              1            $39.05          0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Pooled
Investment Vehicles                    0                            0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Accounts                        14            $28.67          0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
*in millions of dollars


Jere E. Estes
                             ------------ ----------------- ------------------------- -------------------------
                             No.          Total Assets     No. of Accounts Paying    Total Assets of
                             of Accounts
                                                                                      Performance Fee
                                          of Accounts*      Performance Fee           Accounts*
---------------------------- ------------ ----------------- ------------------------- -------------------------
Registered Investment
Companies                              1            $39.05               0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Pooled
Investment Vehicles                    0                 0               0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
Other Accounts                         5             $2.54               0                         0
---------------------------- ------------ ----------------- ------------------------- -------------------------
*in millions of dollars


Thomas W.L. Cameron beneficially owned shares in the Fund of more than $1,000,000 as of September 30, 2005. Jere Estes beneficially owned shares in the Fund of $500,000-$1,000,000 as of September 30, 2005.

Each portfolio manager is responsible for management of the Fund and other investment accounts. The possibility of conflicts of interest may arise in the management of the Fund and these other accounts. The portfolio manager may have conflicts of interest in the allocation of investment opportunities and management time. Investment strategies and restrictions may apply that are different for the Fund than the other investment accounts. No accounts of the portfolio managers have performance fee structures. If conflicts of interest occur, the portfolio managers will exercise discretion that is equitable to all interested persons.

Compensation Structure.

The compensation structure of Dividend Growth Advisors for all investment professionals is based on a fixed salary and an annual bonus based on the profitability of Dividend Growth Advisors and the equity ownership interest of that investment professional. Bonuses and salary adjustments occur annually in February.



Sales Load

The sales load is waived for purchases of Fund shares made by current or former trustees, officers, or employees, or agents of the Trust, the Advisor and by members of their immediate families.

Code of Ethics

The Fund and the Advisor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act, applicable to the securities trading practices of their personnel. Each respective code permits the covered personnel to trade in securities in which the Trust may invest, subject to certain restrictions and reporting requirements.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC's Internet Website at http://www.sec.gov.


Proxy Voting Policies and Procedures

The Trust's Board of Trustees has delegated to the Advisor the authority to vote all proxies relating to the Fund's portfolio securities in accordance with the Advisor's own policies and procedures. The Proxy Voting Guidelines summaries are set forth in Appendix B hereto. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available (1) without charge, upon request, by calling 1-888-826-2520 and (2) on the SEC's website at http://www.sec.gov.




               Control Persons and Principal Holders of Securities

Control Persons. Control persons are those that own beneficially more than 25% of the Fund's outstanding shares. As of December 31, 2005, the control persons of the Fund were as follows:


------------------------   ---------     ------------------------------    ----------------- ----------------------------
                                                                                               Record or Beneficial
 Name of Shareholder        Class               Address                          % Hold               Holder
------------------------   ---------     ------------------------------    ----------------- ----------------------------
------------------------   ---------     ------------------------------    ----------------- ----------------------------

Donaldson Lufkin Jenrette   Class A        P.O. Box 2052
Securities Corporation Inc.                Jersey City, NJ 07303-9998            38.58%                  B
-------------------------- ---------     ---------------------------       ----------------- ----------------------------
-------------------------- ---------     ---------------------------       ----------------- ----------------------------



Principal Holders. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding shares. As of December 31, 2005, the principal holders of the Fund are as follows:


------------------------   ---------     ------------------------------    ----------------- ----------------------------
                                                                                               Record or Beneficial
 Name of Shareholder        Class               Address                          % Hold               Holder
------------------------   ---------     ------------------------------    ----------------- ----------------------------
------------------------   ---------     ------------------------------    ----------------- ----------------------------

Donaldson Lufkin Jenrette   Class C        P.O. Box 2052
Securities Corporation Inc.                Jersey City, NJ 07303-9998            38.58%                  B
-------------------------- ---------     ---------------------------       ----------------- ----------------------------
-------------------------- ---------     ---------------------------       ----------------- ----------------------------




Management Ownership. As of December 31, 2005, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of the Trust, its series or classes.


                    Investment Management and Other Services

Investment Advisor. The Fund has employed Dividend Growth Advisors, LLC ("Advisor") as its investment advisor. The Advisor manages the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. Prior to October 19, 2005, Eastern Point Advisors, Inc. ("EPA") was the investment advisor to the Fund.

The Advisor, a South Carolina limited liability company, is a registered investment adviser founded in 2003. The Advisor is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies and limitations and any investment guidelines established by the Advisor. The Advisor is responsible for the selection, purchasing, monitoring and sale of the securities in the Fund's investment portfolio. The Advisor arranges for the transfer agency, custody and all other services necessary to operate the Fund.

The Advisor also manages the Rising Dividend Growth Fund as well as primarily individual private accounts. As of December 31, 2005, the Advisor had approximately $231 million under management.

In addition to managing the Fund's investments consistent with its investment objectives, policies and limitations, the Advisor makes recommendations with respect to other aspects and affairs of the Fund. The Advisor also furnishes the Fund with certain administrative services, office space and equipment. All other expenses incurred in the operation of the Fund are borne by the Fund. Under the Investment Advisory Agreement, the Advisor will not be liable for any error of judgment or mistake of fact or law or for any loss by the Fund in connection with the performance of the Investment Advisory Agreement, except a loss from a breach of a fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties under the Investment Advisory Agreement.

For providing investment advisory and other services and assuming certain Fund expenses, the Fund pays the Advisor a monthly fee at the annual rate of .75% of the value of the Fund's average daily net assets. For the fiscal period ended September 30, 2005, the Advisor earned and waived fees of $90,853 from the Fund. The Advisor waived fees of $90,853 for the same period. The Advisor voluntarily waives fees and/or reimburses Fund expenses so that the net Total Annual Fund Operating Expenses do not exceed 1.65% for Class A and 2.40% for Class C. This arrangement may be voluntarily terminated by the Advisor on 60 days' notice.


The Investment Advisory Agreement is for an initial term of two years and continues in effect from year to year thereafter if such continuance is approved annually by the Trustees or by a vote of a majority of the outstanding shares of the Fund, and, in either case, by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" of any party to the Investment Advisory Agreement, voting in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement may be terminated at any time without penalty by the Trustees, by vote of a majority of the outstanding shares of the Fund or by the Advisor, upon sixty days' written notice. The Investment Advisory Agreement terminates automatically if assigned.

The Trust pays all expenses not assumed by the Advisor, including, but not limited to: Trustees' expenses, audit fees, legal fees, interest expenses, brokerage commissions, fees for registration and notification of shares for sale with the Securities and Exchange Commission (the "SEC") and various state securities commissions, taxes, insurance premiums, fees of the Trust's Administrator, transfer agent, fund accounting agent or other service providers, and costs of obtaining quotations for portfolio securities and the pricing of fund shares.

The following table shows the amounts of investment advisory fees payable, fees waived and expenses reimbursed for the last three fiscal years.



------------------------------- ---------------------------- ---------------------------- ----------------------------
Year Ended September 30,
                                Fees Payable                 Fees Waived                  Expenses Reimbursed
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
2005                            $ 90,853                     $ 90,853                     $ 117,339
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
2004                            $123,632                     $ -0-                        $ -0-
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
2003                            $ 99,447                     $ 17,786                     $ -0-
------------------------------- ---------------------------- ---------------------------- ----------------------------

Transfer Agent and Dividend Paying Agent. Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Fund of $15.00 per active shareholder account per year with a minimum fee of $15,000 per initial portfolio and/or share class per year plus $9,000 per year for each additional share class.

Fund Accounting Services Agent. In addition, Unified provides the Fund with fund accounting services, which include certain monthly reports, record-keeping and other management-related services. For its services as Fund accountant, Unified receives an annual fee from the Fund equal to 0.05% for the first $50 million in average net assets per portfolio and/or share class per year, 0.04% from $50 million to $100 million in average net assets per portfolio and/or share class per year; 0.03% from $100 million to $150 million in average net assets per portfolio and/or share class per year; and 0.02% over $150 million in average net assets per portfolio and/or share class per year (subject to a $20,000 annual minimum per portfolio (one share class) plus $7,500 per additional share class).

Administrator. Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% for the first $50 million in average net assets per portfolio and/or share class per year; 0.07% from $50 million to $100 million in average net assets per portfolio and/or share class per year; 0.05% from $100 million to $150 million in average net assets per portfolio and/or share class per year; and 0.03% over $150 million in average net assets per portfolio and/or share class per year (subject to a minimum fee of $25,000 annual minimum per portfolio (one share class) plus $7,500 per additional share class).

Prior to November 1, 2004, Commonwealth Shareholder Services, Inc. ("CSS") was the fund administrator, Commonwealth Fund Accounting was the Fund accounting services agent and dividend paying agent and Fund Services, Inc. was the transfer agent of the Fund. For the fiscal years ended September 30, 2004 and September 30, 2003, CSS was paid $192,254 and $165,065, respectively, for administrative services to the Trust.

Prior to December 6, 2002, PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, PA served as administrator to the Fund pursuant to a Services Agreement. For the fiscal year ended September 30, 2002, PFPC was paid $68,493 for administrative services to the Fund.

Distributor. The Advisor and the Trust have entered into a Distribution Agreement with Unified Financial Securities, Inc. (the "Distributor"). Prior to December 1, 2004, Investors Capital Corporation was the distributor of the Trust's shares and First Dominion Capital Corp. was the co-underwriter and national distributor of the Trust's shares. Under the Distribution Agreement, the Distributor is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") who have entered into selling agency agreements with the Distributor. The Distributor accepts orders for the purchase of shares of the Fund, which are continually offered at net asset value next determined, plus any applicable sales charge. The Distributor may pay extra compensation to financial services firms selling large amounts of Fund shares. This additional compensation would be calculated as a percentage of Fund shares sold by the firm.


The Distributor received the following compensation for the fiscal year ended September 30, 2005:


------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                            Net Underwriting        Compensation on
   Fiscal Year Ended          Discounts and         Redemptions and
     September 30,             Commissions            Repurchases        Brokerage Commissions   Other Compensation*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
      2005                          0                    0                  $ 1,527                     0

------------------------- ---------------------- ----------------------- ---------------------- ----------------------


The prior Distributor, Investors Capital Corporation, received the following compensation during the prior fiscal years shown below:



------------------------- ---------------------- ----------------------- ---------------------- ----------------------
                            Net Underwriting        Compensation on
   Fiscal Year Ended          Discounts and         Redemptions and
     September 30,             Commissions            Repurchases        Brokerage Commissions   Other Compensation*
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

         2004                    $ 13,177              -0-                     $ 155,519              $  -0-
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
         2003                    $    866              None                    $   3,750              $ 21,129
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

* Payments received from the Fund's Distribution Plans (see below).

Distribution Plans. The Trust has adopted distribution plans for the Class A and Class C Shares of the Fund (the "Plans") in accordance with Rule 12b-1 under the 1940 Act. The Plans compensate the Distributor for its services and distribution expenses under the Distribution Agreement. The principal services and expenses for which such compensation may be used include: compensation to employees or account executives and reimbursement of their expenses; overhead and telephone costs of such employees or account executives; printing of prospectuses or reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; and allowances to other broker-dealers. A report of the amounts expended under each Plan is submitted to and approved by the Trustees each quarter.

The Plans are subject to annual approval by the Trustees. The Plans are terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class of the Fund.

Although there is no obligation for the Trust to pay expenses incurred by the Distributor in excess of those paid to the Distributor under a Plan, if the Plan is terminated, the Board will consider how to treat such expenses. Any expenses incurred by the Distributor but not yet recovered through distribution fees could be recovered through future distribution fees. If the Distributor's actual distribution expenditures in a given year are less than the Rule 12b-1 payments it receives from the Fund for that year, and no effect is given to previously accumulated distribution expenditures in excess of the Rule 12b-1 payments borne by the Distributor out of its own resources in other years, the difference would be profit to the Distributor for that year.

Because amounts paid pursuant to a Plan are paid to the Distributor, the Distributor and its officers, directors and employees may be deemed to have a financial interest in the operation of the Plans. None of the Trustees who are not an interested person of the Trust has a financial interest in the operation of any Plan.

The Plans were adopted because of their anticipated benefits to the Fund. These anticipated benefits include: increased promotion and distribution of the Fund's shares, an enhancement in the Fund's ability to maintain accounts and improve asset retention, increased stability of net assets of the Fund, increased stability in the Fund's positions, and greater flexibility in achieving investment objectives.

The following table summarizes Rule 12b-1 payments made to the Distributor for the fiscal year ended September 30, 2005.


---------------------------------------- -------------------------------------- --------------------------------------
       Year Ended September 30,                     Class A Shares                         Class C Shares
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                 2005                                   $10,124                                $20,068
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

The prior Distributor, Investors Capital Corporation, received the following compensation for the fiscal years shown below.


---------------------------------------- -------------------------------------- --------------------------------------
       Year Ended September 30,                     Class A Shares                         Class C Shares
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                 2004                                   $14,325                                $26,035
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

                 2003                                   $15,055                                $ 6,074
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------



Custodian. Huntington National Bank (the "Custodian"), 41 South High Street, Columbus, OH 43125, serves as custodian of the Trust. Prior to November 1, 2004, Brown Brothers Harriman & Co. served as custodian of the Trust. The Custodian is responsible for, among other things, safeguarding and controlling the Trust's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Trust's investments.

Independent Registered Public Accounting Firm. Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102-1732, are the Independent Registered Public Accounting Firm of the Trust. In addition to reporting annually on the financial statements of the Trust, the accountants assist and consult with the Trust in connection with the preparation of certain filings of the Trust with the SEC.


                        Description of the Trust's Shares

The Trust is a statutory trust organized on July 14, 1999 under Delaware law. The Trustees are responsible for the management and supervision of the Trust. The Trust Instrument permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, with $0.001 par value.

Under the Trust Instrument, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. The Trust Instrument also authorizes the Trustees to classify and reclassify the shares of the Trust, or any other series of the Trust, into one or more classes.

Each share of the Trust represents an equal proportionate interest in the assets belonging to the Trust and has equal dividend rights. When issued, shares are fully paid and non-assessable. In the event of liquidation of the Trust, shareholders are entitled to share pro rata in the net assets of the Trust available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Trust Instrument, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote. Unless otherwise required by the 1940 Act or the Trust Instrument, the Trust has no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.


                                    Brokerage

Purchases and sales of portfolio securities are generally placed with broker-dealers who provide the best price (including brokerage commissions) and execution for orders. Transactions may also be allocated to broker-dealers who provide research. Higher fees may be paid to brokers that do not furnish research or furnish less valuable research if a good faith determination is made that the commissions paid are reasonable in relation to the value of the brokerage and research services provided. Among these services are those that brokerage houses customarily provide to institutional investors, such as statistical and economic data and research reports on companies and industries.

The following table shows brokerage commissions paid by the Trust during the last three fiscal years.


------------------------------- ---------------------------- ---------------------------- ----------------------------
Years Ended September 30,
                                2005                         2004                         2003
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                $ 89,411                    $155,519                      $ 70,414

------------------------------- ---------------------------- ---------------------------- ----------------------------



                   Purchase, Redemption and Pricing of Shares

Purchase of Shares. The Fund offers Class A and Class C Shares. The Trustees and Officers reserve the right to change or waive the Trust's minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Trust's best interest.

Initial Sales Charges on Class A Shares. Class A Shares are offered at a price equal to their net asset value plus a sales charge which is imposed at the time of purchase. The sales charges applicable to purchases of shares of Class A shares of the Fund are described in the prospectus. A hypothetical illustration of the computation of the offering price per share of the Fund, using the value of the Fund's Class A net assets and the number of outstanding Class A Shares of the Fund at the close of business on September 30, 2005 and the maximum front-end sales charge of 5.75% is as follows:

                  Class A Net Assets                          $3,154,079
                  Class A Outstanding Shares                     273,093
                  Class A Net Asset Value Per Share           $  11.55
                  Sales Load (5.75% of the Offering Price)    $   0.70
                  Offering Price to the Public                $  12.25


Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:

------------------------------------------------------------ ---------------------------------------------------------
                                                                           Dealer Concession as a % of
                      Amount Invested                                   Offering Price of Shares Purchased
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Less than $50,                                                                        5.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$100,000 but less than $500,000                                                       3.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$500,000 but less than $1,000,000                                                     2.00%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
$1,000,000 or more                                                                    1.00%
------------------------------------------------------------ ---------------------------------------------------------

Obtaining a Reduced Sales Charge for Class A Shares. Methods of obtaining a reduced sales charge referred to in the prospectus are described in more detail below. No sales charge will be imposed on increases in net asset value, dividends or capital gain distributions, or reinvestment of distributions in additional Class A shares.

Rights of Accumulation (Class A Shares). If you already hold Class A Shares, you may qualify for a reduced sales charge on your purchase of additional Class A shares. If the value of the Class A Shares you currently hold plus the amount you wish to purchase is $50,000 or more, the sales charge on the Class A Shares being purchased will be at the rate applicable to the total aggregate amount. The Distributor's policy is to give investors the lowest commission rate possible under the sales charge structure. However, to take full advantage of rights of accumulation, at the time of placing a purchase order, the investor or his dealer must request the discount and give the Distributor sufficient information to determine and confirm whether the purchase qualifies for the discount. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

Letter of Intent (Class A Shares). If you intend to purchase Class A Shares valued at $50,000 or more during a 13-month period, you may make the purchases under a Letter of Intent so that the initial Class A Shares you purchase qualify for the reduced sales charge applicable to the aggregate amount of your projected purchase. Your initial purchase must be at least 5% of the intended purchase. Purchases made within 90 days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A Shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A Shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Distributor.

Sales Charge Waivers (Class A Shares). Under certain conditions, Class A Shares may be sold without a sales charge to officers, directors, trustees and employees of the Advisor and any of their affiliated companies, and immediate family members of any of these people. Class A Shares may also be sold without a sales charge to individuals with an investment account or relationship with the Advisor; fee-based financial planners acting for the account of their clients; broker-dealers who have entered into selling agreements with the Distributor for their own accounts; and banks, other financial institutions and financial supermarkets that have entered into agreements with the Fund to provide shareholder services for customers.

Class C Share Purchases. Purchases of Class C Shares will be processed at net asset value next determined after receipt of your purchase order. Class C Shares are not subject to an initial sales charge, but may pay higher fees than Class A shares. Class C Shares are subject to a 1.00% redemption fee for a period of 12 months based upon the anniversary date of purchase.

Terms of Redemptions. The amount of your redemption proceeds will be based on the net asset value per share next computed after the Distributor, the Fund or the transfer agent receives the redemption request in proper form. Payment for your redemption normally will be mailed to you, except as provided below. Your redemption proceeds will normally be mailed or wired the day after your redemption is processed. If you have purchased shares by check, the payment of your redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the Distributor or a participating dealer may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the New York Stock Exchange, or when trading in the markets the Trust normally uses is restricted or an emergency exists, as determined by the SEC, so that disposal of the Trust's assets or determination of its net asset value is not reasonably practicable, or for such other periods as the SEC by order may permit.

The Trust reserves the right to redeem your account if its value is less than $250 due to redemptions. The Trust will give the shareholder 30 days' notice to increase the account value to at least $250. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions-in-Kind. Although the Trust would not normally do so, the Trust has the right to pay the redemption price of shares of the Trust in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge would be incurred. The Trust will value securities distributed in an in-kind redemption at the same value as is used in determining NAV.

Redemption Fees (Class A and Class C Shares). To discourage short-term trading, purchases of Class A and Class C Shares are subject to a 1.00% redemption fee on shares redeemed within 12 months of acquisition. Redemption fees are not imposed on shares acquired through the reinvestment of dividends or capital gain distributions or involuntary redemptions. Redemption fees are paid to the Trust to help defray transaction costs.

Waiver of Redemption Fees (Class A and Class C Shares). The redemption fee will be waived in the event of redemptions following the death or disability of a shareholder as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code").

Reinstatement Privilege (Class A Shares). A shareholder of Class A Shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all the redemption proceeds in Class A Shares at net asset value, provided that such reinstatement occurs within 120 calendar days after such redemption and the account meets the minimum account size requirement. This privilege may be modified or terminated at any time by the Trust.

In order to use this privilege, the shareholder must clearly indicate by written request to the Fund that the purchase represents a reinvestment of proceeds from previously redeemed Class A Shares. If a shareholder realizes a gain on redemption of shares, that gain will be taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the Fund within 30 days thereafter, part or all of such loss may not be deductible for such tax purposes. Redemption fees are not reimbursed in the event of using the reinstatement privilege. The reinstatement privilege may be used by each shareholder only once, regardless of the number of shares redeemed or repurchased. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder's interest in a Trust to his or her IRA or other tax-qualified retirement plan account.


                                 Net Asset Value

The Fund determines its net asset value per share (NAV) each business day at the close of regular trading (currently 4:00 p.m. Eastern Time) on the New York Stock Exchange (NYSE) by dividing the Trust's net assets by the number of its shares outstanding. If the NYSE closes early, the Trust accelerates the determination of NAV to the closing time. The Trust uses the following procedures for purposes of calculating the NAV of Fund shares.

Equity securities generally are valued by using market quotations but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.


Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

The Trust may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees if market quotations are not readily available, or if in the opinion of the Advisor any quotation or market price is not representative of true market value.

The Trust values foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of determining the Trust's NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Trust may value its assets by a method that the Trustees believe accurately reflects fair value. On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Trust's NAV is not calculated. Consequently, the Trust's portfolio securities may trade and the NAV of the Trust's shares may be significantly affected on days when a shareholder has no access to the Trust.

                                      Taxes

The following is a brief summary of certain material federal tax considerations concerning the Fund and the purchase, ownership and disposition of Fund shares and does not purport to be complete or to deal with all aspects of federal taxation that may be relevant to shareholders in light of their particular circumstances. The discussion is based on the Code, the Treasury regulations promulgated thereunder, court decisions, published positions of the Internal Revenue Service ("IRS") and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect), and is limited to U.S. persons who hold Fund shares as capital assets for federal income tax purposes (generally, assets held for investment). This summary does not address all of the federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under the federal income tax law. No ruling has been or will be obtained from the IRS regarding any matter relating to the shares, and no assurance can be given that the IRS would not assert a position contrary to any of the tax consequences described below. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country or other taxing jurisdiction.

Tax Status of the Fund. The Fund is treated as a separate corporation for federal tax purposes and intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. By doing so, the Fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income (consisting generally of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. The Fund intends to distribute all such income and gains.

To continue to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following:

         (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement"). A QPTP is defined as a publicly traded partnership (generally, a partnership the interests in which are "traded on an established securities market" or are "readily tradable on a secondary market (or the substantial equivalent thereof)") other than a partnership at least 90% of the gross income of which consists of income described in clause (a); and

         (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) the securities (other than U.S. government securities or securities of other RICs) of any one issuer, (ii) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) the securities of one or more QPTPs.

If the Fund failed to qualify for treatment as a RIC for any taxable year, then, for federal tax purposes, it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders. In addition, the shareholders would treat all those distributions, including distributions of net capital gain, as dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. Furthermore, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for that year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of that year, and (3) all ordinary income and capital gains for previous years that were not distributed during those years. The Fund intends to continue to make distributions sufficient to avoid application of the Excise Tax.

Distributions. A Fund distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November or December of that year with a record date in such a month and is paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders for the calendar year in which the distribution is declared, rather than the calendar year in which the distribution is received.

Dividends the Fund pays to you from its investment company taxable income (generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gains and losses from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) are taxable to you as ordinary income, except that the Fund's dividends attributable to its "qualified dividend income" (i.e., dividends received on stock of most domestic corporations, excluding REITs, and certain foreign corporations with respect to which the Fund satisfies certain holding period, debt-financing and other restrictions) and designated by it as such generally will be subject to federal income tax for individual shareholders who satisfy those restrictions with respect to their Fund shares at the 15% maximum rate for net capital gain mentioned above. A portion of the Fund's dividends -- not exceeding the aggregate dividends it receives from domestic corporations only -- also may be eligible for the dividends-received deduction allowed to corporations, subject to similar holding period, debt-financing and other restrictions. However, dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions to you of the Fund's net capital gain (the excess of net long-term capital gain over net short-term capital loss) will be taxable to you as long-term capital gains, at the 15% rate, regardless of how long you have held your Fund shares. Every year you will be sent information showing the amount and status of dividends and other distributions you received from the Fund during the prior year.

If the NAV of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. If you purchase shares of the Fund just prior to a distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. The dividend distributed to you would be included in your taxable income, even though you may not have participated in the increase in the NAV of the Fund. You should consider the potential tax consequences of purchasing shares of the Fund close to the end of the year.

Dispositions. Any loss realized on a redemption or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of. In such a case the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss realized on the sale of those shares during that six-month period would be a long-term loss to the extent of that distribution.

Backup Withholding. The Fund must withhold and remit to the U.S. Treasury 28% of dividends, capital gain distributions and redemption proceeds (regardless of the extent to which gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (together with the withholding described in the next sentence, "backup withholding"). Withholding at that rate also is required from the Fund's dividends and capital gain distributions otherwise payable to such a shareholder who otherwise is subject to backup withholding. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

Other Taxation. Distributions may be subject to state, local and foreign taxes, depending on each shareholder's particular situation. Dividends the Fund pays to a foreign shareholder (other than dividends paid to a foreign shareholder whose ownership of shares is effectively connected with a U.S. trade or business the shareholder carries on and capital gain distributions paid to a nonresident alien individual who is physically present in the United States for no more than 182 days during the taxable year) generally will be subject to a federal withholding tax of 30% (or lower treaty rate). The American Jobs Creation Act of 2004, however, created a category of dividends, "short-term capital gain dividends" (i.e., dividends attributable to short-term capital gain, computed with certain adjustments), that, if properly designated by the Fund, will be exempt from that tax. (That act also created "interest-related dividends," which are similarly treated for withholding tax purposes, but the Fund does not expect to distribute a significant amount of those dividends.) The exemption from withholding tax will apply to short-term capital gain dividends the Fund pays to foreign investors, with certain exceptions, with respect to its taxable years beginning before January 1, 2008.

Retirement Accounts. Fund shares are available for purchase through certain retirement plans and accounts, including IRAs, Roth IRAs, SIMPLE IRAs and TSAs. Contributions to retirement plans are subject to specific eligibility and contribution limitations. Distributions from retirement plans and accounts may be subject to ordinary income tax and, if withdrawn prior to age 59 1/2, a 10% penalty. Furthermore, distributions from such plans and accounts generally must commence no later than April 1 of the year after the account owner reaches age 70 1/2. There are exceptions to these rules depending on the type of plan and the individual's own circumstances. You should consult with your tax advisor regarding the income aspects of opening, maintaining and withdrawing amounts from retirement plans and accounts.

Taxation of Fund Operations

Hedging Transactions. The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts the Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Certain of the Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain to higher taxed short-term capital gain or ordinary income, (3) convert an ordinary loss or a deduction to a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the timing as to when a purchase or sale of securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent its disqualification as a RIC.

Foreign Securities. Dividends and interest the Fund receives, and gains it realizes, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if it distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" mentioned in the Prospectus.

If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, it would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark-to-market" any stock in a PFIC it owns at the end of its taxable year. "Marking-to-market," in this context, means including in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Investors should be aware that the Fund may not be able, at the time it acquires a foreign corporation's shares, to ascertain whether the corporation is a PFIC and that a foreign corporation may become a PFIC after the Fund acquires shares therein. While the Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will be able to do so and it reserves the right to make such investments as a matter of its investment policy.

Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options, futures and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (4) that are attributable to exchange rate fluctuations between the time the Fund accrues interest, dividends or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of its net capital gain. If the Fund's section 988 losses exceed other investment company taxable income during a taxable year, it would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

                          Determination of Performance

Average Annual Total Return. The Fund may quote its performance in terms of average annual total return in communications to shareholders, or in advertising material. Average annual total return (before taxes) is calculated according to the following formula:


         n
P (1 + T)  = ERV

Where:

P = a hypothetical initial payment of $1,000,

T = average annual total return,

n = number of years,

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-,5- or 10-year periods (or fractional portion).

The average annual total return (before taxes) will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at NAV as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value.

The performance of the Fund depends on market conditions, portfolio composition and expenses. Investment yields, current distributions or total returns may differ from past results, and there is no assurance that historical performance will continue.

"Average annual total return (after taxes on distributions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions but not redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation assumes a complete redemption of the investment but further assumes that the redemption has no federal income tax consequences.

This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the impact of federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is also taken into account in accordance with federal tax laws. The calculation disregards (i) the effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes).

"Average annual total return (after taxes on distributions and redemptions)" for a specified period is derived by calculating the actual dollar amount of the investment return on a $1,000 investment made at the maximum public offering price applicable at the beginning of the period, and then calculating the annual compounded rate of return (after federal income taxes on distributions and redemptions) which would produce that amount, assuming a redemption at the end of the period. This calculation also assumes that all dividends and distributions, less the federal income taxes due on such distributions, are reinvested at net asset value on the reinvestment dates during the period. In calculating the federal income taxes due on distributions, the federal income tax rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gains distributions and long-term capital gain rate for long-term capital gains distributions). The highest individual marginal federal income tax rate in effect on the reinvestment date is applied to each component of the distributions on the reinvestment date. Note that these tax rates may vary over the measurement period. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. The calculation disregards the (i) effect of phase-outs of certain exemptions, deductions and credits at various income levels, (ii) the impact of the federal alternative minimum tax and (iii) the potential tax liabilities other than federal tax liabilities (e.g., state and local taxes). In calculating the federal income taxes due on redemptions, capital gains taxes resulting from a redemption are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. The highest federal individual capital gains tax rate in effect on the redemption date is used in such calculation. The federal income tax rates used correspond to the tax character of any gains or losses (e.g., short-term or long-term).

A Fund may also quote its yield in advertisements and investor communications. The yield computation is determined by dividing the net investment income per share earned during a recent 30-day (or one month) period by the maximum offering price per share on the last day of that period and annualizing the resulting figure, according to the following formula:

                    6
 YIELD =   2[(a-b+1) -1]
              ---
              cd

Where:

a = dividends and interest earned during the period;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and

d = the maximum offering price per share on the last day of the period.


                              Financial Statements

Reports to Shareholders. Shareholders will receive unaudited semi-annual reports describing the Fund's investment operations and annual financial statements audited by independent certified public accountants.

Audited Financial Statements. The Fund's financial statements, including the notes thereto, dated as of September 30, 2005, which have been audited by Briggs, Bunting & Dougherty, LLP, are incorporated herein by reference from the Fund's 2005 Annual Report to Shareholders.


                Appendix A -- Descriptions of Securities Ratings

Commercial Paper Ratings.

Moody's Investors Service, Inc. (Moody's): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1. Quality of management.

2. Industry strengths and risks.

3. Vulnerability to business cycles.

4. Competitive position.

5. Liquidity measurements.

6. Debt structures.

7. Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

Standard & Poor's Ratings Group, a Division of McGraw-Hill Companies, Inc. (S&P): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1. Liquidity ratios are adequate to meet cash requirements.

2. Long-term senior debt is rated A or better.

3. The issuer has access to at least two additional channels of borrowing.

4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

5. Typically, the issuer is in a strong position in a well-established industry or industries.

6. The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-1" or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.


                  Appendix B - Proxy Voting Guidelines Summary


                         Proxy Voting Guidelines Summary


The following is a concise summary of the Dividend Growth Advisors' proxy voting policy guidelines.

1.       Auditors

     Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

o Tenure of the audit firm

o Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for audit quality

o Length of the rotation period advocated in the proposal

o Significant audit-related issues

o Number of audit committee meetings held each year

o Number of financial experts serving on the committee

2.       Board of Directors

     Voting on Director Nominees in Uncontested Elections
     Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:


o Insiders and affiliated outsiders on boards that are not at least majority independent

o Directors who adopt a poison pill without shareholder approval since the company's last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

o Directors who serve on the compensation committee when there is a negative correlation between chief executive pay and company performance (fiscal year end basis)

o Directors who have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

     Classification/Declassification of the Board

     Vote AGAINST proposals to classify the board.

     Vote FOR proposals to repeal classified boards and to elect all directors annually.

     Independent Chairman (separate Chairman/CEO)

     Vote FOR shareholder proposals asking that the chairman and CEO positions be separated (independent chairman), unless the company has a strong countervailing governance structure, including a lead director, two-thirds independent board, all independent key committees, and established governance guidelines. Additionally, the company should not have underperformed its peers.

     Majority of Independent Directors/Establishment of Committees

     Vote FOR shareholder proposals asking that a majority or more of directors be independent.

     Open Access (Shareholder Resolution)

     Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3.       Shareholder Rights

     Shareholder Ability to Act by Written Consent

     Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

     Vote FOR proposals to allow or make easier shareholder action by written consent.

     Shareholder Ability to Call Special Meetings

     Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

     Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

     Supermajority Vote Requirements

     Vote AGAINST proposals to require a supermajority shareholder vote.

     Vote FOR proposals to lower supermajority vote requirements.

     Cumulative Voting

     Vote AGAINST proposals to eliminate cumulative voting.

     Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

     Confidential Voting

     Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.


4.       Proxy Contests

     Voting for Director Nominees in Contested Elections Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

     Reimbursing Proxy Solicitation Expenses
     Vote CASE-BY-CASE. Where Dividend Growth Advisors LLC recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.       Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.       Mergers and Corporate Restructurings

     Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.       Reincorporation Proposals

     Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

     Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       Capital Structure

     Common Stock Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis evaluating strategic business purpose of increase.

     Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

     Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

     Dual-class Stock

     Vote AGAINST proposals to create a new class of common stock with superior voting rights.

     Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder


9.       Executive and Director Compensation

     Vote AGAINST a plan if the cost exceeds the allowable cap.

     Vote FOR a plan if the cost is reasonable (below the cap) unless any of the following conditions apply:

o The plan expressly permits repricing of underwater options without shareholder approval; or

o There is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on

o The company's most recent three-year burn rate is excessive and is an outlier within its peer group

     A company that has triggered the burn rate policy may avoid an AGAINST vote recommendation if it commits to meet the industry average burn rate over the next three years. The above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate improved performance in an additional public filing such as a DEFA 14A or 8K. To demonstrate improved performance, committee members should review all components of a CEO's compensation and prepare a tally sheet with dollar amounts under various payout scenarios. The committee should also have the sole authority to hire and fire outside compensation consultants.

     Director Compensation

     Before recommending a vote FOR a director equity plan, Dividend Growth Advisors will review the company's proxy statement for the following qualitative features:

o Stock ownership guidelines (a minimum of three times the annual cash retainer)

o Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)

o Balanced mix between cash and equity

o Non-employee directors should not receive retirement benefits/perquisites

o Detailed disclosure of cash and equity compensation for each director

     Management Proposals Seeking Approval to Reprice Options

     Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns
o        Rationale for the repricing
o        Value-for-value exchange
o        Option vesting
o        Term of the option
o        Exercise price
o        Participation
o        Treatment of surrendered options

     Qualified Employee Stock Purchase Plans

     Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.

     Vote FOR qualified employee stock purchase plans where all of the following apply:

o Purchase price is at least 85 percent of fair market value

o Offering period is 27 months or less, and

o Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST qualified employee stock purchase plans where any of the opposite conditions occur.

     Nonqualified Employee Stock Purchase Plans

     Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis. Vote FOR nonqualified plans with all the following features:

o Broad-based participation

o Limits on employee contribution (a fixed dollar amount or a percentage of base salary)

o Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value

o No discount on the stock price on the date of purchase since there is a company matching contribution

Vote AGAINST nonqualified employee stock purchase plans if they do not meet the above criteria.


     Shareholder Proposals on Compensation

     Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

o Advocate the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

o Call for a shareholder vote on extraordinary benefits contained in Supplemental Executive Retirement Plans (SERPs).

10.      Social and Environmental Issues

     These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, and workplace diversity.

     In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

     Vote:
o AGAINST resolutions asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

o CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, with consideration of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly available code of corporate conduct that applies to international operations.





                              DIVIDEND GROWTH TRUST

                           PART C - OTHER INFORMATION

ITEM 23.

EXHIBITS:


(a) Trust Instrument -- Incorporated herein by reference to Exhibit No. 23(a) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      1) Certificate of Trust -- Incorporated herein by reference to Exhibit No. 23(a)(1) to the Trust's Initial Registration Statement filed electronically on July 29, 1999.

      2) FORM OF: Revised Schedule A to Trust instrument is incorporated herein by reference to Exhibit No. 23(a)(2)to Post-Effective Amendment No. 5 as filed electronically on December 18, 2003 ("PEA No. 5").

(b) By-Laws --Incorporated herein by reference to Exhibit No. 23(b) to the Trust's Initial Registration Statement filed July 29, 1999.

(c) Instruments Defining Rights of Security Holders -- Not applicable

(d) Investment Advisory Agreement.

         Investment Advisory Agreement by and between the Trust and Dividend Growth Advisors, LLC -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.


(e)  Distribution Agreement

     (1) Form of Distribution Agreement by and among Eastern Point Advisors Funds Trust, Eastern Point Advisors, Inc. and Unified Financial Securities, Inc. - Incorporated herein by reference to Exhibit No. 23(e)(1) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.

     (2) Form of Selling Agreement - Incorporated herein by reference to Exhibit No. 23(e)(2) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.


(f) Bonus or Profit Sharing Contracts -- None.

(g) Form of Custody Agreement by and between Eastern Point Advisors Funds Trust and The Huntington National Bank - Incorporated herein by reference to Exhibit No. 23(g) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.

(h)  Other Material Contracts

     (1) Form of Mutual Fund Services Agreement between Eastern Point Advisors Funds Trust and Unified Fund Services, Inc. - Incorporated herein by reference to Exhibit No. 23(h) to Post-Effective Amendment No. 7 filed electronically on December 3, 2004.

     (2) Form of Expense Limitation Agreement between the Trust and Dividend Growth Advisors, LLC -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.


(i)   Opinion and Consent of Counsel

(j)   Consent of Briggs, Bunting & Dougherty, LLP


(k) Financial Statements -- Incorporated herein by reference to each Fund's Annual Report dated September 30, 2005, as filed electronically with the Securities and Exchange Commission on December 9, 2005.

(l) Initial Capital Agreements -- Incorporated herein by reference to Exhibit No. 23(l) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

(m)   Rule 12b-1 Plan

     (1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(m) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B Shares Rule 12b-1 Plan incorporated herein by reference to Exhibit No. 23(m)(2) to PEA #4.

     (2) Rising Dividend Growth Fund.

           a) FORM OF: The Distribution Plan for Class A Shares -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.


           b) FORM OF: The Distribution and Service Plan for Class C Shares -- Incorporated herein by reference to Post-Effective Amendment No. 9 as filed electronically on December 2, 2005.

(n) Financial Data Schedule -- not applicable.

(o)  Rule 18f-3 Plan

     (1) Eastern Point Advisors Twenty Fund.

           a) Incorporated herein by reference to Exhibit No. 23(o) to Pre-Effective Amendment No. 2 filed electronically October 15, 1999.

           b) FORM OF: Class B shares Rule 18f-3Plan incorporated herein by reference to Exhibit No. 23(o)(2) of PEA #4.

     (2) Rising Dividend Growth Fund.

           a) FORM OF: Rule 18f-3 Multiple Class Plan is incorporated herein by reference to Exhibit No. 23(o)(2)(a) to PEA No. 5.

(p) (1) Code of Ethics for Registrant is incorporated herein by reference to Exhibit No. 23(p) to Post-Effective Amendment No. 1 filed electronically January 29, 2001.

     (2) Code of Ethics for Dividend Growth Advisors, LLC is incorporated herein by reference to Exhibit No. 23(p)(2) to Post-Effective Amendment No. 8 filed electronically on February 1, 2005.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Not Applicable

ITEM 25.  INDEMNIFICATION

Trust Instrument (Article IX, Section 2) limits the liabilities of Trustee to that of gross negligence and in the event a Trustee is sued for his or her activities concerning the Trust, the Trust will indemnify that Trustee to the fullest extent permitted by Section 3817 of Chapter 38 of Title 12 of the Delaware Code, except if a Trustee engages in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Registrant maintains Errors and Omissions insurance with Directors and Officers liability coverage.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Dividend Growth Advisors, LLC (the "Advisor"), is a registered investment adviser founded in 2003. The Advisor is primarily engaged in the investment advisory business. The Trust is the only registered investment company to which the Advisor serves as investment adviser. Information as to the officers and directors of the Advisor is included in its Form ADV filed January 26, 2006 with the Securities and Exchange Commission (Registration Number 801-62643) and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust. Unified Financial Securities, Inc. is also the underwriter for the American Pension Investors Trust, AmeriPrime Advisors Trust, AmeriPrime Funds, Ancora Funds, CCMI Funds, Lindbergh Funds, Runkel Funds, the Sparrow Funds, TANAKA Funds, TrendStar Investment Trust, Unified Series Trust and Weldon Capital Funds.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:

------------------------------------------ ------------------------------- ----------------------------------
           Name and Principal                  Positions and Offices                 Positions and
            Business Address                      with Underwriter                 Offices with Fund
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Gregory S. Drose                           President                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Terrance P. Gallagher                      Chief Compliance Officer        None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Stephen D. Highsmith, Jr.                  Director, Senior Vice           None
431 North Pennsylvania Street              President, Secretary,
Indianapolis, Indiana 46204                Treasurer
------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
Karyn E. Cunningham                        Controller                      None
431 North Pennsylvania Street
Indianapolis, Indiana 46204

------------------------------------------ ------------------------------- ----------------------------------
------------------------------------------ ------------------------------- ----------------------------------
D. Eric McKenzie Assistant Vice President None 431 North Pennsylvania Street
Indianapolis, Indiana 46204
------------------------------------------ ------------------------------- ----------------------------------

(c)

------------------------- ---------------------- ----------------------- ---------------------- ----------------------
           (1)                      (2)                  (3)                    (4)                   (5)
                            Net Underwriting        Compensation on
   Name of Principal          Discounts and         Redemption and
     Underwriter              Commissions            Repurchase        Brokerage Commission     Other Compensation
------------------------- ---------------------- ----------------------- ---------------------- ----------------------
------------------------- ---------------------- ----------------------- ---------------------- ----------------------

  Unified Financial
    Securities, Inc.           0                      0                $ 51,169                     0

------------------------- ---------------------- ----------------------- ---------------------- ----------------------

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

The accounts, books or other documents of the Registrant required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

(A)   Dividend Growth Advisors, LLC
      108 Traders Cross
      Suite 105
      Bluffton, SC 29910
      (records relating to its function as advisor to the Rising
      Dividend Growth Fund and the Capital Appreciation Fund)

(B)   Huntington National Bank
      41 South High Street
      Columbus, OH 43125
      (records relating to its function as custodian of the Trust)

(C) Unified Fund Services, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204 (records relating to its function as administrator, fund accounting services agent, dividend paying agent and transfer agent for the Trust)

(D) Unified Financial Securities, Inc. 431 N. Pennsylvania Street Indianapolis, IN 46204 (records relating to its function as distributor of the shares of the Trust)



ITEM 29.          MANAGEMENT SERVICES

                  Not Applicable.


ITEM 30.          UNDERTAKINGS

                  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bluffton and the State of South Carolina on this 30th day of January, 2006.


                              DIVIDEND GROWTH TRUST
                             (Registrant)


                            By:/s/C. TROY SHAVER, JR.
                             -----------------------------
                               C. Troy Shaver, Jr.
                               President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                         Title                               Date


/s/C. TROY SHAVER, JR.         President, Chief Compliance           1-30-06
------------------------------ Officer and Trustee                  ---------
C. Troy Shaver, Jr.


/s/Earl L. Mason*                  Chairman and Trustee               1-30-06
- ------------------------------                                     ----------
Earl L. Mason


/s/Roger B. Rainville*             Trustee                           1-30-06
- ------------------------------                                     ----------
Roger B. Rainville


/s/W. Thomas Smith* Trustee                                          1-30-06
- ------------------------------                                     ---------
W. Thomas Smith


/s/Jere E. Estes*                  Treasurer and Principal           1-30-06
- -----------------------------    Accounting Officer                ----------
Jere E. Estes


*By: /s/C. TROY SHAVER, JR.
    ----------------------------
        C. Troy Shaver, Jr. Attorney-in-Fact


                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints C. TROY SHAVER, JR. and WILLIAM ALLIN, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Dividend Growth Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 9th day of December, 2005.

                                /s/EARL L. MASON
                              -------------------------
                                  Earl L. Mason
                                     Trustee

WITNESS:

/s/RAYMOND A. O'HARA III
----------------------------



                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints C. TROY SHAVER, JR. and WILLIAM ALLIN, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Dividend Growth Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 9th day of December, 2005.

                              /s/ROGER B. RAINVILLE
                              -------------------------
                               Roger B. Rainville
                              Trustee

WITNESS:

/s/RAYMOND A. O'HARA III
----------------------------



                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints C. TROY SHAVER, JR. and WILLIAM ALLIN, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Dividend Growth Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 9th day of December, 2005.

                               /s/W. THOMAS SMITH
                              -------------------------
                                 W. Thomas Smith
                                 Trustee

WITNESS:

/s/RAYMOND A. O'HARA III
----------------------------




                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints C. TROY SHAVER, JR. and WILLIAM ALLIN, and each of them, with full power to act without the other, as a true and lawful attorney-in-fact and agent, with full and several power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Dividend Growth Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorneys-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as each might or could do in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 9th day of December, 2005.

                                /s/JERE E. ESTES
                                 -----------------------------
                                  Jere E. Estes
                                  Treasurer and Principal Accounting
                                  Officer


WITNESS:



/s/RAYMOND A. O'HARA III
----------------------------





                                POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned constitutes and appoints WILLIAM ALLIN as a true and lawful attorney-in-fact and agent, with full power of substitution, to take any appropriate action to execute and file with the U.S. Securities and Exchange Commission, any amendment to the Registration Statement of Dividend Growth Trust (the "Trust"), to file any request for exemptive relief from state and federal regulations, to file the prescribed notices in the various states regarding the sale of shares of the Trust, to perform on behalf of the Trust any and all such acts as such attorney-in-fact may deem necessary or advisable in order to comply with the applicable laws of the United States or any such state, and in connection therewith to execute and file all requisite papers and documents including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorney-in-fact and agent, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as he might or could do in person, hereby ratifying and confirming all that such attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 9th day of December, 2005.

                                             /s/C. TROY SHAVER, JR.
                                             -----------------------------
                                               C. Troy Shaver, Jr. President,
                                               Chairman, Chief Compliance
                                               Officer and Trustee


WITNESS:

/s/RAYMOND A. O'HARA III
----------------------------



                            EXHIBIT INDEX

Item No.                       Description
- --------                    -------------

EX-23.(i)                   Opinion and Consent of Counsel

EX-23.(j)                   Consent of Briggs, Bunting & Dougherty, LLP